-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0578

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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103         Richmond, Virginia           23226
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                            --------------------------

Date of reporting period:       September 30, 2008
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 44.8%                                     VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE - 1.1%
    40,021   Argon ST, Inc. (a) (b)                                $    940,093
    45,250   Astronics Corporation (a) (b)                            1,020,388
     3,929   Axsys Technologies, Inc. (a)                               231,575
    32,600   BE Aerospace, Inc. (a) (b)                                 516,058
     8,226   Ducommun, Inc.                                             196,437
       848   Esterline Technologies Corporation (a)                      33,572
    15,009   Innovative Solutions & Support, Inc. (a)                    81,949
    27,400   Stanley, Inc. (a) (b)                                    1,011,334
       911   Triumph Group, Inc. (b)                                     41,642
                                                                   ------------
                                                                      4,073,048
                                                                   ------------
             AIR FREIGHT & LOGISTICS - 0.3%
    15,374   Atlas Worldwide Holdings, Inc. (a)                         619,726
     1,757   Park-Ohio Holdings Corporation (a)                          31,433
    38,394   UTI Worldwide, Inc. (b)                                    653,466
                                                                   ------------
                                                                      1,304,625
                                                                   ------------
             AIRLINES - 0.6%
    20,331   Allegiant Travel Company (a)                               718,091
    15,717   Copa Holdings SA - Class A (b)                             510,802
   113,986   Hawaiian Holdings, Inc. (a) (b)                          1,057,790
                                                                   ------------
                                                                      2,286,683
                                                                   ------------
             AUTO COMPONENTS - 1.2%
    14,500   China Automotive Systems, Inc. (a)                          60,755
    51,800   Exide Technologies (a) (b)                                 382,284
    61,719   Federal-Mogul Corporation (a)                              774,573
    33,706   Hawk Corporation - Class A (a) (b)                         678,502
    28,747   Modine Manufacturing Company                               416,257
   150,745   Noble International Ltd. (b)                               902,962
       435   Shiloh Industries, Inc. (a)                                  3,676
   124,627   Spartan Motors, Inc. (b)                                   396,314
    26,553   Standard Motor Products, Inc.                              165,160
     3,727   Stoneridge, Inc. (a)                                        41,929
    49,213   TRW Automotive Holdings Corporation (a) (b)                782,979
     3,100   Wonder Auto Technology, Inc. (a)                            19,871
                                                                   ------------
                                                                      4,625,262
                                                                   ------------
             BIOTECHNOLOGY - 0.9%
     4,439   Altus Pharmaceuticals, Inc. (a)                              4,927
     1,900   Avigen, Inc. (a)                                             7,600
       300   Cell Genesys, Inc. (a)                                         177
     7,171   CV Therapeutics, Inc. (a)                                   77,447
    86,321   Dyax Corporation (a)                                       379,812
    76,129   Emergent BioSolutions, Inc. (a) (b)                        996,529
    15,427   EPIX Pharmaceuticals, Inc. (a)                              15,890
    27,659   Isis Pharmaceuticals, Inc. (a) (b)                         467,161
   115,517   Micromet, Inc. (a)                                         511,740
     6,400   SIGA Technologies, Inc. (a)                                 24,000
    90,111   Tercica, Inc. (a)                                          805,592
                                                                   ------------
                                                                      3,290,875
                                                                   ------------
             BUILDING PRODUCTS - 0.2%
    22,606   Armstrong World Industries, Inc. (a) (b)                   653,313
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             CAPITAL MARKETS - 1.1%
   138,134   BGC Partners, Inc. - Class A                          $    592,595
    48,563   Cowen Group, Inc. (a)                                      415,214
   145,790   GLG Partners, Inc. (b)                                     790,182
    12,594   Highland Distressed Opportunities, Inc.                     37,404
    32,764   Investment Technology Group, Inc. (a) (b)                  997,008
    60,767   Kohlberg Capital Corporation                               521,989
     6,562   optionsXpress Holdings, Inc.                               127,434
    37,289   TICC Capital Corporation                                   191,665
    12,345   Westwood Holdings Group, Inc.                              585,153
                                                                   ------------
                                                                      4,258,644
                                                                   ------------
             CHEMICALS - 0.7%
     3,660   American Pacific Corporation (a)                            47,800
   139,668   Chemtura Corporation (b)                                   636,886
    20,200   Hercules, Inc. (b)                                         399,758
    47,810   ICO, Inc. (a)                                              268,214
    22,652   KMG Chemicals, Inc. (b)                                    158,111
    31,492   OMNOVA Solutions, Inc. (a)                                  62,669
    11,610   Quaker Chemical Corporation                                330,421
    27,499   Scotts Miracle-Gro Company (The) - Class A                 650,076
     2,450   Solutia, Inc. (a)                                           34,300
                                                                   ------------
                                                                      2,588,235
                                                                   ------------
             COMMERCIAL BANKS - 1.8%
    29,033   AMCORE Financial, Inc.                                     268,558
    12,571   Bancorp Rhode Island, Inc. (b)                             361,416
     4,510   Bank of Granite Corporation                                 10,508
     3,975   Cadence Financial Corporation                               36,848
     3,900   Cascade Financial Corporation                               29,211
    69,247   Center Financial Corporation                               884,284
    38,219   Central Pacific Financial Corporation                      642,462
         2   Citizens & Northern Corporation                                 43
   160,281   Citizens Republic Bancorp, Inc. (b)                        493,666
     1,824   First Citizens BancShares, Inc. - Class A                  326,496
     9,644   First Security Group, Inc. (b)                              70,594
    31,700   First State Bancorporation                                 169,278
       279   German American Bancorp, Inc.                                3,250
    40,331   Harleysville National Corporation                          684,820
     5,932   IBERIABANK Corporation                                     313,506
   104,090   Independent Bank Corporation (b)                           644,317
     2,914   NewBridge Bancorp                                           13,900
     1,598   Northrim BanCorp, Inc.                                      26,207
         1   Porter Bancorp, Inc.                                            18
       467   PremierWest Bancorp, Inc.                                    3,769
    32,236   Republic Bancorp, Inc. - Class A (b)                       977,396
    80,738   Santander BanCorp (b)                                      871,970
     1,535   S.Y. Bancorp, Inc.                                          47,002
     1,709   Taylor Capital Group, Inc.                                  20,491
     3,132   TIB Financial Corporation                                   17,633
       130   Tompkins Financial Corporation                               6,565
       553   United Security Bancshares, Inc.                             9,401
                                                                   ------------
                                                                      6,933,609
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             COMMERCIAL SERVICES & SUPPLIES - 1.3%
     2,500   Alternative Asset Management Acquisition
               Corporation (a)                                     $     22,500
    30,238   American Ecology Corporation                               836,685
    18,794   Cenveo, Inc. (a)                                           144,526
    35,964   Cornell Companies, Inc. (a) (b)                            977,502
    26,254   EnergySolutions, Inc. (b)                                  262,540
     8,100   Hicks Acquisition Company I, Inc. (a)                       72,495
     2,400   IKON Office Solutions, Inc.                                 40,824
       716   Intersections, Inc. (a)                                      5,821
     7,575   Multi-Color Corporation                                    180,967
    39,984   North American Galvanizing & Coatings, Inc. (a)            203,918
     4,959   NRDC Acquisition Corporation (a)                            44,631
       700   NTR Acquisition Company (a)                                  6,755
    22,100   PeopleSupport, Inc. (a)                                    258,349
    88,099   PRG-Schultz International, Inc. (a) (b)                    789,367
     3,040   Standard Register Company (The)                             29,944
    44,182   Sykes Enterprise, Inc. (a) (b)                             970,237
    19,763   Triplecrown Acquisition Corporation (a)                    174,903
                                                                   ------------
                                                                      5,021,964
                                                                   ------------
             COMMUNICATIONS EQUIPMENT - 1.4%
   151,673   Acme Packet, Inc. (a)                                      869,086
   110,002   BigBand Networks, Inc. (a)                                 405,907
   179,280   Cogo Group, Inc. (a) (b)                                   944,806
    19,116   DG FastChannel, Inc. (a)                                   419,023
     1,300   KVH Industries, Inc. (a)                                    11,947
    48,260   Neutral Tandem, Inc. (a)                                   894,740
   167,156   Opnext, Inc. (a) (b)                                       767,246
   185,891   Tellabs, Inc. (a) (b)                                      754,718
    47,528   Zhone Technologies, Inc. (a)                                 9,030
                                                                   ------------
                                                                      5,076,503
                                                                   ------------
             COMPUTERS & PERIPHERALS - 0.8%
     5,200   3PAR, Inc. (a)                                              33,540
    63,300   Compellent Technologies, Inc. (a)                          784,920
    39,000   Electronics for Imaging, Inc. (a)                          543,270
    78,671   Netezza Corporation (a) (b)                                834,699
    61,529   Super Micro Computer, Inc. (a)                             554,376
    11,665   TransAct Technologies, Inc. (a)                             92,853
                                                                   ------------
                                                                      2,843,658
                                                                   ------------
             CONSTRUCTION & ENGINEERING - 0.4%
    65,643   MasTec, Inc. (a) (b)                                       872,395
     2,050   Michael Baker Corporation (a)                               71,340
    34,379   Sterling Construction Company, Inc. (a) (b)                556,940
                                                                   ------------
                                                                      1,500,675
                                                                   ------------
             CONSTRUCTION MATERIALS - 0.1%
    59,878   U.S. Concrete, Inc. (a)                                    267,655
                                                                   ------------

             CONSUMER FINANCE - 0.2%
     5,600   Credit Acceptance Corporation (a)                           95,200
     3,300   EZCORP, Inc. - Class A (a)                                  62,040
     4,577   QC Holdings, Inc.                                           31,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             CONSUMER FINANCE - 0.2% (Continued)
    15,047   Rewards Network, Inc. (a)                             $     75,536
     7,150   Student Loan Corporation (The)                             664,950
                                                                   ------------
                                                                        929,033
                                                                   ------------
             CONTAINERS & PACKAGING - 0.3%
     1,300   BWAY Holding Company (a)                                    15,249
   162,645   Graphic Packaging Holding Company (a)                      406,612
   154,718   Smurfit-Stone Container Corporation (a) (b)                727,175
                                                                   ------------
                                                                      1,149,036
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES - 0.4%
    12,953   Carriage Services, Inc. (a)                                 45,336
    40,799   Hillenbrand, Inc. (b)                                      822,508
     3,687   Lincoln Educational Services Corporation (a)                48,779
     3,701   Mac-Gray Corporation (a)                                    38,860
    20,413   Princeton Review, Inc. (a)                                 163,304
     6,528   Steiner Leisure Ltd. (a)                                   224,433
                                                                   ------------
                                                                      1,343,220
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES - 0.2%
     4,200   Compass Diversified Holdings                                58,548
    39,087   Encore Capital Group, Inc. (a)                             535,492
     3,000   Marlin Business Services Corporation (a)                    25,440
                                                                   ------------
                                                                        619,480
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
    42,700   General Communications, Inc. - Class A (a)                 395,402
     3,895   HickoryTech Corporation                                     22,630
    20,008   SureWest Communications                                    204,082
                                                                   ------------
                                                                        622,114
                                                                   ------------
             ELECTRICAL EQUIPMENT - 1.0%
     8,102   Advanced Battery Technologies, Inc. (a)                     26,169
    18,566   Chase Corporation  (b)                                     232,075
    93,867   Fushi Copperweld, Inc. (a)                                 909,571
    23,173   Magnetek, Inc. (a)                                          93,851
    41,899   Polypore International, Inc. (a) (b)                       901,247
    20,202   Powell Industries, Inc. (a)                                824,444
    18,459   Thomas & Betts Corporation (a) (b)                         721,193
                                                                   ------------
                                                                      3,708,550
                                                                   ------------
             ELECTRIC UTILITIES - 0.2%
    16,100   Empire District Electric Company (The)                     343,735
    25,079   Portland General Electric Company (b)                      593,369
       100   Unitil Corporation                                           2,609
                                                                   ------------
                                                                        939,713
                                                                   ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
    59,525   AVX Corporation                                            606,560
   129,494   Brightpoint, Inc. (a) (b)                                  932,357
       400   Frequency Electronics, Inc.                                  1,668
    14,355   Keithley Instruments, Inc.                                 120,151
    55,296   Multi-Fineline Electronix, Inc. (a) (b)                    817,828
    30,446   National Instruments Corporation (b)                       914,902
    42,301   PC Connection, Inc. (a)                                    282,994
    55,488   Spectrum Control, Inc. (a) (b)                             414,495

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
               (Continued)
       300   TESSCO Technologies, Inc. (a)                         $      3,840
   101,195   Vishay Intertechnology, Inc. (a) (b)                       669,911
       380   Zones, Inc. (a)                                              3,135
                                                                   ------------
                                                                      4,767,841
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES - 1.0%
   323,278   Boots & Coots International Well Control, Inc. (a)         623,927
    27,233   Gulf Island Fabrication, Inc.                              938,722
    64,859   OMNI Energy Services Corporation (a) (b)                   208,846
    36,316   Parker Drilling Company (a)                                291,254
    42,418   Pioneer Drilling Company (a) (b)                           564,159
    27,100   TETRA Technologies, Inc. (a) (b)                           375,335
     7,005   TGC Industries, Inc. (a)                                    36,846
    61,491   Union Drilling, Inc. (a)                                   651,190
                                                                   ------------
                                                                      3,690,279
                                                                   ------------
             FOOD & STAPLES RETAILING - 0.1%
     9,085   United Natural Foods, Inc. (a)                             227,034
                                                                   ------------

             FOOD PRODUCTS - 0.8%
    63,382   Darling International, Inc. (a)                            704,174
   108,508   Del Monte Foods Company (b)                                846,362
    35,359   Fresh Del Monte Produce, Inc.  (a) (b)                     784,970
       164   Griffin Land & Nurseries, Inc.                               6,081
    60,410   Omega Protein Corporation (a) (b)                          710,422
                                                                   ------------
                                                                      3,052,009
                                                                   ------------
             GAS UTILITIES - 0.3%
    30,128   Atmos Energy Corporation (b)                               802,007
     6,175   EnergySouth, Inc.                                          379,330
                                                                   ------------
                                                                      1,181,337
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
     7,753   Alphatec Holdings, Inc. (a)                                 35,664
     5,989   American Medical Systems Holdings, Inc. (a)                106,365
    23,147   Anika Therapeutics, Inc. (a) (b)                           167,353
     2,705   AtriCure, Inc. (a)                                          27,104
     7,900   ATS Medical, Inc. (a)                                       22,831
     1,000   Cantel Medical Corporation (a)                               9,620
    22,706   Cardiac Science Corporation (a) (b)                        235,234
    50,240   Conceptus, Inc. (a) (b)                                    832,979
     1,727   Endologix, Inc. (a)                                          3,506
    36,692   Exactech, Inc. (a) (b)                                     816,030
    39,553   HealthTronics, Inc. (a)                                    115,495
    40,356   Home Diagnostics, Inc. (a) (b)                             390,646
     2,259   ICU Medical, Inc. (a)                                       68,696
     7,400   Sonic Innovations, Inc. (a)                                 18,796
    24,323   STAAR Surgical Company (a)                                 109,210
     1,200   STERIS Corporation                                          45,096
    10,890   Teleflex, Inc. (b)                                         691,406
    13,100   Vital Signs, Inc. (b)                                      968,090
    45,685   VNUS Medical Technologies, Inc. (a) (b)                    956,187
    12,167   Young Innovations, Inc. (b)                                245,530
     3,759   Zoll Medical Corporation (a)                               122,994
                                                                   ------------
                                                                      5,988,832
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             HEALTH CARE PROVIDERS & SERVICES - 2.6%
    87,962   Alliance Imaging, Inc. (a) (b)                        $    903,370
    18,018   Allion Healthcare, Inc. (a)                                107,207
    29,538   Almost Family, Inc. (a) (b)                              1,168,228
       500   American Caresource Holdings, Inc. (a)                       4,350
     5,498   AmSurg Corporation (a)                                     140,034
    22,499   Animal Health International, Inc. (a)                      185,392
   138,989   BioScrip, Inc. (a) (b)                                     414,187
    29,536   CardioNet, Inc. (a)                                        737,219
    12,821   Chindex International, Inc. (a)                            139,236
    20,638   Corvel Corporation (a) (b)                                 590,453
    14,666   Ensign Group, Inc. (The)                                   250,642
    28,349   Genoptix, Inc. (a)                                         926,162
    79,791   Health Grades, Inc. (a)                                    226,606
     5,300   Hythiam, Inc. (a)                                            6,837
    34,432   IPC The Hospitalist Company (a)                            884,902
    32,457   LHC Group, Inc. (a) (b)                                    924,375
    15,688   Magellan Health Services, Inc. (a) (b)                     644,149
     1,896   NovaMed, Inc. (a)                                            8,987
     3,450   Skilled Healthcare Group, Inc. - Class A (a)                54,821
    14,582   Triple-S Management Corporation (a)                        237,541
    17,048   Universal American Financial Corporation (a)               207,815
    37,636   U.S. Physical Therapy, Inc. (a) (b)                        653,361
    15,105   WellCare Health Plans, Inc. (a) (b)                        543,780
                                                                   ------------
                                                                      9,959,654
                                                                   ------------
             HEALTH CARE TECHNOLOGY - 0.1%
    67,192   iCad, Inc. (a)                                             214,342
     3,591   Phase Forward, Inc. (a)                                     75,088
     2,000   Transcend Services, Inc. (a)                                20,960
                                                                   ------------
                                                                        310,390
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE - 0.8%
       915   Ameristar Casino's, Inc.                                    12,984
       562   Ark Restaurants Corporation                                  9,014
    67,689   BJ's Restaurants, Inc. (a) (b)                             808,207
    40,262   Einstein Noah Restaurant Group, Inc. (a)                   405,841
     2,324   Empire Resorts, Inc. (a)                                     5,856
    27,624   International Speedway Corporation - Class A (b)         1,074,850
    10,127   Isle of Capri Casinos, Inc. (a)                             91,346
    16,475   Luby's, Inc. (a)                                           132,459
    53,825   Red Lion Hotels Corporation (a) (b)                        431,676
                                                                   ------------
                                                                      2,972,233
                                                                   ------------
             HOUSEHOLD DURABLES - 0.2%
    11,761   Palm Harbor Homes, Inc. (a)                                116,552
    18,336   Universal Electronics, Inc. (a) (b)                        458,033
                                                                   ------------
                                                                        574,585
                                                                   ------------
             HOUSEHOLD PRODUCTS - 0.1%
    71,410   Central Garden & Pet Company (a)                           419,891
       200   Oil-Dri Corporation of America                               3,384
                                                                   ------------
                                                                        423,275
                                                                   ------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
    19,127   Synthesis Energy Systems, Inc. (a)                          92,766
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             INSURANCE - 3.2%
    42,828   Affirmative Insurance Holdings, Inc.                  $    135,336
    24,542   Allied World Assurance Company Holdings Ltd. (b)           871,732
    11,830   American Physicians Service Group, Inc.                    250,441
    34,964   Assured Guaranty Ltd.                                      568,515
    91,502   Castlepoint Holdings Ltd. (b)                            1,018,417
    94,386   Conseco, Inc. (a) (b)                                      332,239
    31,239   Darwin Professional Underwriters, Inc. (a)                 971,845
    12,269   Eastern Insurance Holdings, Inc. (b)                       164,650
    21,628   Erie Indemnity Company - Class A                           914,215
    63,829   First Mercury Financial Corporation (a)                    909,563
    14,059   Hallmark Financial Services, Inc. (a)                      127,796
    21,359   Hanover Insurance Group, Inc. (The) (b)                    972,262
     2,600   HCC Insurance Holdings, Inc.                                70,200
     1,400   Hilb Rogal & Hobbs Company                                  65,436
    67,566   Meadowbrook Insurance Group, Inc.                          477,016
    19,080   Navigators Group, Inc. (The) (a)                         1,106,640
     1,502   Odyssey Re Holdings Corporation                             65,788
    55,578   OneBeacon Insurance Group Ltd. (b)                       1,175,475
    18,886   StanCorp Financial Group, Inc. (b)                         938,256
    35,170   Unitrin, Inc. (b)                                          877,140
    24,256   Universal Insurance Holdings, Inc.                          84,411
                                                                   ------------
                                                                     12,097,373
                                                                   ------------
             INTERNET & CATALOG RETAIL - 0.0%
    28,700   ValueVision Media, Inc. (a)                                 53,095
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 0.6%
     4,000   Greenfield Online, Inc. (a)                                 69,600
   232,238   Internap Network Services Corporation  (a) (b)             808,188
    46,921   Interwoven, Inc. (a)                                       662,525
   212,723   Limelight Networks, Inc. (a) (b)                           531,807
    13,395   Liquidity Services, Inc. (a)                               145,336
    27,700   NaviSite, Inc. (a)                                          55,400
    24,100   Terremark Worldwide, Inc. (a)                              165,567
                                                                   ------------
                                                                      2,438,423
                                                                   ------------
             IT SERVICES - 2.2%
    57,198   Convergys Corporation (a) (b)                              845,387
     4,900   CyberSource Corporation (a)                                 78,939
    44,311   Euronet Worldwide, Inc. (a) (b)                            741,323
     3,800   ExlService Holdings, Inc. (a)                               33,364
     9,426   Hackett Group, Inc. (The) (a)                               51,277
    89,920   iGATE Corporation (a)                                      779,606
    32,176   Integral Systems, Inc. (b)                                 668,296
    21,846   NCI, Inc. - Class A (a)                                    622,174
    39,762   Ness Technologies, Inc. (a)                                456,070
    86,314   Online Resources Corporation (a) (b)                       670,660
    59,251   Sapient Corporation (a)                                    440,235
    25,768   SI International, Inc. (a)                                 774,328
     7,371   Startek, Inc. (a)                                           47,322
    69,365   TeleTech Holdings, Inc. (a) (b)                            862,901

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             IT SERVICES - 2.2% (Continued)
     7,786   Tier Technologies, Inc. (a)                           $     57,850
   219,295   Unisys Corporation (a) (b)                                 603,061
    66,157   Virtusa Corporation (a)                                    430,682
                                                                   ------------
                                                                      8,163,475
                                                                   ------------
             LEISURE EQUIPMENT & PRODUCTS - 0.1%
     2,800   Cybex International, Inc. (a)                                8,428
    66,203   Sturm, Ruger & Company (a)                                 459,449
                                                                   ------------
                                                                        467,877
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES - 0.4%
     4,300   Bio-Imaging Technologies, Inc. (a)                          33,196
    65,071   Bruker Corporation (a)                                     867,396
     7,332   Life Sciences Research, Inc. (a)                           256,620
    29,852   Medtox Scientific, Inc. (a) (b)                            368,374
                                                                   ------------
                                                                      1,525,586
                                                                   ------------
             MACHINERY - 1.1%
    24,462   Chart Industries, Inc. (a) (b)                             698,635
       300   CIRCOR International, Inc.                                  13,029
    23,982   Crane Company (b)                                          712,505
     4,683   Dynamic Materials Corporation                              108,692
     9,111   Hardinge, Inc.                                             115,710
        38   K-Tron International, Inc. (a)                               4,895
     4,661   L.S. Starrett Company (The)                                 85,902
     8,739   NN, Inc.                                                   112,296
     2,400   Robbins & Myers, Inc.                                       74,232
    35,948   Sauer-Danfoss, Inc. (b)                                    887,556
    10,473   Sun Hydraulics Corporation                                 272,717
     3,965   Thermadyne Holdings Corporation (a)                         66,097
     4,832   TriMas Corporation (a)                                      31,698
    11,400   TurboChef Technologies, Inc. (a)                            70,110
   122,011   Xerium Technologies, Inc.                                  785,751
                                                                   ------------
                                                                      4,039,825
                                                                   ------------
             MARINE - 0.4%
     3,920   Genco Shipping & Trading Ltd.                              130,301
    14,642   International Shipholding Corporation (a) (b)              320,660
    57,361   Star Bulk Carriers Corporation (b)                         401,527
    19,000   TBS International Ltd. (a) (b)                             255,740
    39,730   Ultrapetrol (Bahamas) Ltd. (a)                             311,881
                                                                   ------------
                                                                      1,420,109
                                                                   ------------
             MEDIA - 0.4%
    62,800   Cumulus Media, Inc. - Class A(a)                           267,528
    57,550   Liberty Media Corporation - Capital Group -
               Series A(a)                                              770,019
    81,449   LodgeNet Interactive Corporation (a)                       165,341
    12,957   Rentrak Corporation (a)                                    179,195
       600   Saga Communications, Inc. - Class A (a)                      3,420
                                                                   ------------
                                                                      1,385,503
                                                                   ------------
             METALS & MINING - 0.7%
    51,881   A.M. Castle & Company (b)                                  896,504
    13,353   ASA Ltd.                                                   743,495
    22,659   Carpenter Technology Corporation (b)                       581,203

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             METALS & MINING - 0.7% (Continued)
    35,090   General Steel Holdings, Inc. (a)                      $    250,543
     8,970   Horsehead Holdings Corporation (a)                          52,923
    66,517   Sutor Technology Group Ltd. (a)                            218,841
                                                                   ------------
                                                                      2,743,509
                                                                   ------------
             MULTI-LINE RETAIL - 0.1%
   138,653   Retail Ventures, Inc. (a)                                  540,747
                                                                   ------------

             MULTI-UTILITIES - 0.2%
    30,485   Vectren Corporation (b)                                    849,007
                                                                   ------------

             OFFICE ELECTRONICS - 0.2%
    30,869   Zebra Technologies Corporation - Class A (a) (b)           859,702
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.1%
        42   Abraxas Petroleum Corporation (a)                              110
     2,648   Adams Resources & Energy, Inc.                              60,321
    74,497   Approach Resources, Inc. (a)  (b)                        1,077,227
    19,304   Arena Resources, Inc. (a) (b)                              749,960
       100   Barnwell Industries, Inc.                                      946
   130,491   BMB Munai, Inc. (a)                                        541,538
     6,464   Cano Petroleum, Inc. (a)                                    14,932
    11,820   Clayton Williams Energy, Inc. (a) (b)                      833,665
     1,400   Contango Oil & Gas Company (a)                              75,572
    15,747   CREDO Petroleum Corporation (a)                            116,055
    84,135   CVR Energy, Inc. (a) (b)                                   716,830
    56,043   Edge Petroleum Corporation (a)                             100,317
     2,004   Evolution Petroleum Corporation (a)                          5,812
    65,744   GeoResources, Inc. (a) (b)                                 753,426
     2,605   GreenHunter Energy, Inc. (a)                                37,121
    81,295   Gulfport Energy Corporation (a) (b)                        817,015
       552   North European Oil Royalty Trust                            16,505
   222,105   RAM Energy Resources, Inc. (a) (b)                         641,883
    67,600   Venoco, Inc. (a) (b)                                       878,800
    36,309   Warren Resources, Inc. (a) (b)                             362,364
                                                                   ------------
                                                                      7,800,399
                                                                   ------------
             PAPER & FOREST PRODUCTS - 0.1%
    82,300   Verso Paper Corporation                                    217,272
                                                                   ------------

             PERSONAL PRODUCTS - 0.5%
    28,906   NBTY, Inc. (a) (b)                                         853,305
    19,554   Nu Skin Enterprises, Inc. - Class A (b)                    317,166
    34,212   Nutraceutical International Corporation (a) (b)            378,043
    88,146   Parlux Fragrances, Inc. (a)                                453,070
     4,297   Physicians Formula Holdings, Inc. (a)                       25,567
     1,900   Prestige Brands Holdings, Inc. (a)                          16,872
                                                                   ------------
                                                                      2,044,023
                                                                   ------------
             PHARMACEUTICALS - 0.0%
     5,666   Emisphere Technologies, Inc. (a)                            11,219
     9,800   Penwest Pharmaceuticals Company (a)                         20,188
                                                                   ------------
                                                                         31,407
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             PROFESSIONAL SERVICES - 1.2%
    33,486   Acacia Research Corporation (a)                       $    101,128
     6,658   Barett Business Services, Inc.                              86,421
    24,700   Corporate Executive Board Company (The) (b)                771,875
    69,971   Diamond Management & Technology Consultants, Inc.          328,164
     6,908   Exponent, Inc. (a)                                         228,586
    44,494   GP Strategies Corporation (a)                              338,154
    13,069   Hill International, Inc. (a)                               181,006
     3,454   Huron Consulting Group, Inc. (a) (b)                       196,809
    51,800   ICF International, Inc. (a) (b)                          1,023,050
    63,894   Volt Information Sciences, Inc. (a) (b)                    573,768
    15,219   VSE Corporation                                            513,337
                                                                   ------------
                                                                      4,342,298
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS - 1.6%
       900   Agree Realty Corporation                                    25,740
    24,954   American Land Lease, Inc. (b)                              484,856
       525   AmREIT, Inc. - Class A                                       3,544
    75,606   Ashford Hospitality Trust, Inc.                            306,204
    46,318   Brandywine Realty Trust (b)                                742,478
    72,563   Capstead Mortgage Corporation (b)                          794,565
     5,350   DuPont Fabros Technology, Inc.                              81,587
    47,174   FelCor Lodging Trust, Inc.                                 337,766
     4,100   Hatteras Financial Corporation                              95,120
     2,400   LTC Properties, Inc.                                        70,368
    60,750   Medical Properties Trust, Inc. (b)                         689,513
   154,275   MFA Mortgage Investments, Inc. (b)                       1,002,787
    15,278   Monmouth Real Estate Investment Corporation - Class A      119,016
    15,800   PS Business Parks, Inc. (b)                                910,080
    68,654   Supertel Hospitality, Inc. (b)                             278,049
     1,500   UMH Properties, Inc.                                        10,425
       299   Urstadt Biddle Properties, Inc.                              5,044
                                                                   ------------
                                                                      5,957,142
                                                                   ------------
             ROAD & RAIL - 0.2%
     3,100   Marten Transport Ltd. (a)                                   60,481
     6,226   PAM Transportation Services, Inc. (a)                       68,175
    44,086   Saia, Inc. (a)                                             585,462
    10,081   USA Truck, Inc. (a)                                        160,792
                                                                   ------------
                                                                        874,910
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
   240,405   Atmel Corporation (a) (b)                                  814,973
    29,129   AuthenTec, Inc. (a)                                         62,627
    98,060   AXT, Inc. (a) (b)                                          184,353
     2,139   CEVA, Inc. (a)                                              17,754
    58,580   Cirrus Logic, Inc. (a)                                     319,261
     5,500   Eagle Test Systems, Inc. (a)                                84,205
    37,943   Fairchild Semiconductor International, Inc. (a) (b)        337,313
    14,513   Hittite Microwave Corporation  (a)                         487,637
    33,600   Integrated Device Technology, Inc. (a) (b)                 261,408
     8,100   Integrated Silicon Solution, Inc. (a)                       18,711
     2,000   International Rectifier Corporation (a)                     38,040
     7,437   LTX-Credence Corporation (a)                                12,940
    20,936   Mindspeed Technologies, Inc. (a)                            49,828

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
               (Continued)
    11,986   Nanometrics, Inc. (a)                                 $     25,290
    23,800   Netlogic Microsystems, Inc. (a) (b)                        719,712
     1,718   NVE Corporation (a)                                         48,636
     5,722   Pericom Semiconductor Corporation (a)                       60,081
    64,550   Photronics, Inc. (a)                                       121,354
    10,962   Ramtron International Corporation (a)                       30,145
    23,000   Silicon Labratories, Inc. (a)                              706,100
     6,072   Techwell, Inc. (a)                                          57,259
    48,300   Teradyne, Inc. (a) (b)                                     377,223
    20,991   Ultra Clean Holdings, Inc. (a)                             105,795
     3,843   Virage Logic Corporation (a)                                22,674
     4,861   White Electronic Designs Corporation (a)                    24,305
                                                                   ------------
                                                                      4,987,624
                                                                   ------------
             SOFTWARE - 2.3%
    77,479   ArcSight, Inc. (a)                                         591,165
    56,559   Cadence Design Systems, Inc. (a)                           382,339
    16,472   Callidus Software, Inc. (a)                                 65,229
    25,286   Digimarc Corporation  (a) (c)                              294,705
       139   Dynamics Research Corporation (a)                            1,068
     8,063   Ebix, Inc. (a) (b)                                         757,599
    46,507   Epicor Software Corporation (a)                            366,940
    14,324   Glu Mobile, Inc. (a)                                        27,932
    26,144   Guidance Software, Inc. (a)                                122,615
    29,422   Interactive Intelligence, Inc. (a)                         265,386
    18,064   Kenexa Corporation (a) (b)                                 285,231
    19,100   Magma Design Automation, Inc. (a)                           76,782
    94,147   NetScout Systems, Inc. (a) (b)                           1,001,724
   154,507   Novell, Inc. (a) (b)                                       794,166
    23,103   Parametric Technology Corporation (a) (b)                  425,095
    55,118   Pegasystems, Inc. (b)                                      711,573
    92,412   PROS Holdings, Inc. (a) (b)                                867,749
    14,567   Quality Systems, Inc. (b)                                  615,601
    60,614   Quest Software, Inc. (a) (b)                               769,192
    52,840   SumTotal Systems, Inc. (a)                                 216,116
     9,167   TeleCommunication Systems, Inc. (a)                         63,344
                                                                   ------------
                                                                      8,701,551
                                                                   ------------
             SPECIALTY RETAIL - 0.7%
    51,580   A.C. Moore Arts & Crafts, Inc. (a)                         323,407
     3,979   Citi Trends, Inc. (a)                                       64,818
    37,400   Foot Locker, Inc. (b)                                      604,384
    36,222   Franklin Covey Company (a)                                 262,247
    10,756   Gander Mountain Company (a)                                 35,172
    96,629   New York & Company, Inc. (a) (b)                           921,841
    54,853   Office Depot, Inc. (a)                                     319,244
       775   Trans World Entertainment Corporation (a)                    2,201
                                                                   ------------
                                                                      2,533,314
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.4%
    85,837   Fuqi International, Inc. (a)                               699,572
    22,657   Heelys, Inc. (a)                                           101,503
   142,740   Unifi, Inc. (a)                                            690,862
                                                                   ------------
                                                                      1,491,937
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 44.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             THRIFTS & MORTGAGE FINANCE - 0.5%
    70,119   Bank Mutual Corporation                               $    795,851
     2,992   First Defiance Financial Corporation                        32,942
     9,663   Home Federal Bancorp, Inc.                                 123,203
       575   Kentucky First Federal Bancorp                               5,578
       160   Parkvale Financial Corporation                               2,520
       400   Prudential Bancorp, Inc. of Pennsylvania                     4,020
    68,087   TrustCo Bank Corporation NY (b)                            797,299
     1,282   Waterstone Financial, Inc. (a)                              12,525
       900   Willow Financial Bancorp, Inc. (a)                           8,226
     1,294   WSFS Financial Corporation                                  77,640
                                                                   ------------
                                                                      1,859,804
                                                                   ------------
             TOBACCO - 0.0%
    28,000   Star Scientific, Inc. (a)                                   99,680
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.6%
    18,024   DXP Enterprises, Inc. (a) (b)                              960,859
    46,091   Textainer Group Holdings Ltd. (b)                          700,122
    18,208   WESCO International, Inc. (a) (b)                          585,933
                                                                   ------------
                                                                      2,246,914
                                                                   ------------
             TRANSPORTATION INFRASTRUCTURE - 0.2%
    55,665   CAI International, Inc. (a)                                615,655
                                                                   ------------

             WATER UTILITIES - 0.0%
     2,895   Artesian Resources Corporation - Class A                    49,012
     2,197   York Water Company                                          27,199
                                                                   ------------
                                                                         76,211
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.2%
    51,926   Syniverse Holdings, Inc. (a) (b)                           862,491
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $191,187,201)               $168,602,993
                                                                   ------------

===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4%                                                 VALUE
-----------------------------------------------------------------------------------------------
    12,171   40/86 Strategic Income Fund                                           $     85,197
   197,108   Aberdeen Asia-Pacific Income Fund, Inc.                                    989,482
       400   Aberdeen Australia Equity Fund, Inc.                                         4,160
    21,601   Aberdeen Global Income Fund, Inc.                                          212,770
    28,068   ACM Managed Dollar Income Fund                                             146,515
       800   Advent/Claymore Convertible Securities & Income Fund                        12,776
    20,011   Advent/Claymore Enhanced Growth & Income Fund                              207,714
    63,173   Advent/Claymore Global Convertible Securities & Income Fund                520,546
    45,698   AllianceBernstein Global High Income Fund, Inc.                            458,351
   144,784   Alpine Global Premier Properties Fund                                      939,648
   115,051   Alpine Total Dynamic Dividend Fund                                       1,053,867
       500   American Select Portfolio                                                    5,025
     2,183   American Strategic Income Portfolio II                                      20,586
     2,960   American Strategic Income Portfolio III                                     25,101
     4,595   American Strategic Income Portfolio, Inc.                                   43,423
       111   Asia Tigers Fund, Inc. (a)                                                   1,768
       200   Bancroft Fund Ltd.                                                           2,640
     3,800   BlackRock Core Bond Trust                                                   39,634

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
    30,053   BlackRock Corporate High Yield Fund, Inc.                             $    150,265
    71,945   BlackRock Corporate High Yield Fund III, Inc.                              349,653
    76,415   BlackRock Corporate High Yield Fund V, Inc.                                611,320
    55,579   BlackRock Corporate High Yield Fund VI, Inc.                               446,299
    19,700   BlackRock Debt Strategies Fund, Inc.                                        76,633
     1,800   BlackRock Defined Opportunity Credit Trust                                  18,414
     3,835   BlackRock Diversified Income Strategies Fund, Inc.                          37,851
     6,200   BlackRock Dividend Achievers Trust                                          60,326
       502   BlackRock EcoSolutions Investment Trust                                      5,863
    19,385   BlackRock Enhanced Dividend Achievers Trust                                166,905
     7,340   BlackRock Enhanced Equity Yield Fund, Inc.                                  79,639
       100   BlackRock Florida Municipal 2020 Term Trust                                  1,089
     3,950   BlackRock Global Energy and Resources Trust                                 92,983
    84,820   BlackRock Global Equity Income Trust                                       896,547
    42,246   BlackRock Global Floating Rate Income Trust                                468,931
   127,629   BlackRock High Income Shares                                               192,720
     1,200   BlackRock High Yield Trust                                                   6,432
     5,580   BlackRock Income Opportunity Trust, Inc.                                    47,039
    14,617   BlackRock Income Trust                                                      80,393
     1,000   BlackRock Insured Municipal Income Investment Trust                         10,470
    95,290   BlackRock International Growth and Income Trust                          1,024,367
    19,230   BlackRock Limited Duration Income Trust                                    240,952
     4,400   BlackRock MuniHoldings Insured Fund II, Inc.                                41,272
     2,950   BlackRock MuniHoldings Insured Fund, Inc.                                   27,907
    31,461   BlackRock MuniHoldings Insured Investment Fund                             304,857
       200   BlackRock MuniHoldings New Jersey Insured Fund, Inc.                         2,226
     3,400   BlackRock MuniHoldings New York Insured Fund, Inc.                          34,782
     1,000   BlackRock Muni Intermediate Duration Fund, Inc.                             11,080
       600   BlackRock MuniYield California Insured Fund, Inc.                            6,210
       600   BlackRock MuniYield Insured Investment Fund                                  5,814
     1,200   BlackRock MuniYield Investment Fund                                         11,988
     2,254   BlackRock MuniYield Michigan Insured Fund II, Inc.                          22,224
     2,746   BlackRock MuniYield Michigan Insured Fund, Inc.                             28,146
     1,200   BlackRock MuniYield New York Insured Fund, Inc.                             11,988
     9,650   BlackRock MuniYield Pennsylvania Insured Fund                               97,465
       200   BlackRock Pennsylvania Strategic Municipal Trust                             2,036
    27,066   BlackRock Preferred and Corporate Income Strategies Fund, Inc.             225,730
    88,464   BlackRock Preferred and Equity Advantage Trust                             915,602
   107,728   BlackRock Preferred Income Strategies Fund, Inc.                           898,452
     5,900   BlackRock Preferred Opportunity Trust                                       56,345
    82,338   BlackRock Real Asset Equity Trust                                          882,663
     1,409   BlackRock S&P Quality Rankings Global Equity Managed Trust                  16,880
   110,065   BlackRock Senior High Income Fund, Inc.                                    361,013
     9,526   BlackRock Strategic Bond Trust                                              86,972
    16,337   BlackRock Strategic Dividend Achievers Trust                               165,821
    45,053   BlackRock World Investment Trust                                           475,309
       300   Boulder Growth & Income Fund, Inc.                                           1,794
       550   Calamos Convertible and High Income Fund                                     5,500
   122,129   Calamos Global Dynamic Income Fund                                         964,819
    39,362   Calamos Strategic Total Return Fund                                        340,088
     7,149   Central Europe & Russia Fund, Inc. (The)                                   219,403
       975   Central Securities Corporation                                              21,772

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
       550   Chartwell Dividend and Income Fund, Inc.                              $      2,387
     1,458   Chile Fund, Inc.                                                            18,983
     4,450   Clough Global Allocation Fund                                               60,342
    28,351   Clough Global Equity Fund                                                  374,233
    40,496   Clough Global Opportunities Fund                                           487,977
       700   Cohen & Steers Dividend Majors Fund, Inc.                                    9,597
     5,500   Cohen & Steers Global Income Builder, Inc.                                  60,060
     2,785   Cohen & Steers REIT and Preferred Income Fund, Inc.                         36,121
     2,800   Cohen & Steers REIT and Utility Income Fund, Inc.                           35,112
     3,547   Cohen & Steers Select Utility Fund, Inc.                                    56,397
       100   Cornerstone Progressive Return Fund                                            910
       728   Cornerstone Strategic Value Fund, Inc.                                       1,987
        73   Cornerstone Total Return Fund, Inc.                                            358
    72,723   Credit Suisse Asset Management Income Fund, Inc.                           203,624
     7,595   Credit Suisse High Yield Bond Fund                                          16,861
    44,219   Delaware Enhanced Global Dividend & Income Fund                            410,352
       100   Delaware Investments Arizona Municipal Income Fund, Inc.                     1,205
     1,301   Delaware Investments National Municipal Income Fund                         12,164
       100   Denali Fund (The)                                                            1,472
       300   Diamond Hill Financial Trends Fund, Inc.                                     2,709
     7,212   Dividend Capital Global Realty Exposure Fund                                37,502
    38,929   Dividend Capital Realty Income Allocation Fund                             131,969
   169,859   Dreman/Claymore Dividend & Income Fund                                     884,965
   203,567   Dreyfus High Yield Strategies Fund                                         606,630
     1,000   DTF Tax-Free Income, Inc.                                                   11,660
   112,716   DWS Dreman Value Income Edge Fund                                          935,543
       200   DWS Global Commodities Stock Fund, Inc.                                      2,544
    14,493   DWS Global High Income Fund, Inc.                                           89,857
    35,599   DWS High Income Trust                                                      118,189
    22,410   DWS Multi-Market Income Trust                                              149,475
    22,387   DWS RREEF Real Estate Fund II, Inc.                                        181,111
     3,281   DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.                28,676
     6,770   DWS Strategic Income Trust                                                  61,945
       298   Eagle Capital Growth Fund, Inc.                                              1,967
     3,006   Eaton Vance Credit Opportunities Fund                                       29,609
     3,325   Eaton Vance Enhanced Equity Income Fund                                     44,256
     2,703   Eaton Vance Floating-Rate Income Trust                                      30,355
       100   Eaton Vance Insured Michigan Municipal Bond Fund                             1,038
    37,953   Eaton Vance Limited Duration Income Fund                                   418,242
       700   Eaton Vance Michigan Municipal Income Trust                                  7,630
       100   Eaton Vance Pennsylvania Municipal Income Trust                              1,105
     4,000   Eaton Vance Senior Floating-Rate Trust                                      43,600
    28,952   Eaton Vance Senior Income Trust                                            141,865
     6,669   Eaton Vance Short Duration Diversified Income Fund                          82,829
    57,264   Eaton Vance Tax-Advantaged Dividend Income Fund                            897,900
    63,305   Eaton Vance Tax-Advantaged Global Dividend Income Fund                     911,592
    27,099   Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund              524,095
     1,200   Eaton Vance Tax-Managed Buy-Write Income Fund                               15,660
     4,500   Eaton Vance Tax-Managed Buy-Write Opportunities Fund                        53,865
    78,746   Eaton Vance Tax-Managed Diversified Equity Income Fund                     966,213
    61,789   Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund                716,752

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
    98,603   Eaton Vance Tax-Managed Global Diversified Equity Income Fund         $  1,106,326
       100   Ellsworth Fund Ltd.                                                            530
     5,975   Emerging Markets Telecommunications Fund                                    90,103
       100   Engex, Inc. (a)                                                                578
     8,104   Equus Total Return, Inc.                                                    50,245
       500   European Equity Fund, Inc. (The)                                             3,600
    94,407   Evergreen Global Dividend Opportunity Fund                               1,003,546
    59,490   Evergreen Income Advantage Fund                                            443,200
     4,200   Evergreen International Balanced Income Fund                                55,398
    26,411   Evergreen Multi-Sector Income Fund                                         326,176
       800   Fiduciary/Claymore Dynamic Equity Fund                                       8,544
       700   First Financial Fund, Inc.                                                   5,341
     1,818   First Israel Fund, Inc.                                                     22,634
    41,242   First Trust/Aberdeen Global Opportunity Income Fund                        490,367
     6,227   First Trust Enhanced Equity Income Fund                                     69,120
     9,642   First Trust/Four Corners Senior Floating Rate Income Fund                   97,866
     2,100   First Trust/Four Corners Senior Floating Rate Income Fund II                21,945
     8,350   First Trust Strategic High Income Fund II                                   57,031
     8,885   First Trust Tax-Advantaged Preferred Income Fund                            43,714
     6,453   Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.         49,107
    28,122   Flaherty & Crumrine/Claymore Total Return Fund, Inc.                       216,821
    20,388   Flaherty & Crumrine Preferred Income Opportunity Fund                       83,999
     1,100   Foxby Corporation (a)                                                        1,925
    11,680   Franklin Templeton Limited Duration Income Trust                            97,645
     1,400   Franklin Universal Trust                                                     7,266
    27,817   Gabelli Dividend & Income Trust                                            383,318
    22,696   Gabelli Global Deal Fund                                                   318,198
       100   Gabelli Global Utility & Income Trust                                        1,690
       550   Gabelli Healthcare & Wellness(Rx) Trust (The)                                3,080
       800   General American Investors Company, Inc.                                    20,696
     2,900   Global Income Fund                                                           8,816
       741   H&Q Life Sciences Investors                                                  7,840
       100   Hartford Income Shares Fund                                                    474
     1,782   Herzfeld Caribbean Basin Fund, Inc.                                         10,282
     6,463   Highland Credit Strategies Fund                                             61,786
     1,945   High Yield Income Fund, Inc.                                                 6,827
    19,057   High Yield Plus Fund, Inc. (The)                                            44,212
    16,670   Hyperion Brookfield Strategic Mortgage Income Fund, Inc.                   108,522
    54,658   Hyperion Brookfield Total Return Fund, Inc.                                257,986
    22,473   Indonesia Fund, Inc.                                                       156,862
     4,166   ING Asia Pacific High Dividend Equity Income Fund                           55,199
    22,789   ING Clarion Global Real Estate Income Fund                                 200,543
     1,050   ING Clarion Real Estate Income Fund                                          8,663
     1,150   ING Global Advantage & Premium Opportunity Fund                             14,283
    88,677   ING Global Equity Dividend & Premium Opportunity Fund                      984,315
    62,425   ING Prime Rate Trust                                                       270,925
    49,508   ING Risk Managed Natural Resources Fund                                    663,407
     2,700   Japan Equity Fund                                                           14,607
       300   John Hancock Income Securities Trust                                         3,096
    40,014   John Hancock Patriot Premium Dividend Fund II                              277,297
    10,038   John Hancock Tax-Advantage Global Shareholder Yield Fund                   112,927
     4,182   Kayne Anderson Energy Total Return Fund, Inc.                               92,673

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
        94   Korea Fund, Inc.                                                      $      1,439
       100   Latin America Equity Fund, Inc.                                              3,275
     2,900   Lazard Global Total Return and Income Fund, Inc.                            42,572
     3,931   Lazard World Dividend & Income Fund, Inc.                                   44,067
    46,626   Lehman Brothers First Trust Income Opportunity Fund                        366,480
     9,700   Liberty All Star Equity Fund                                                43,747
     9,602   LMP Capital & Income Fund, Inc.                                            110,999
    22,836   LMP Corporate Loan Fund, Inc.                                              186,113
    13,803   Macquarie/First Trust Global Infrastructure/Utilities
               Dividend & Income Fund                                                   199,315
    62,714   Macquarie Global Infrastructure Total Return Fund, Inc.                    951,371
       800   Madison/Claymore Covered Call & Equity Strategy Fund                         6,712
       300   Madison Strategic Sector Premium Fund                                        3,600
    15,096   Malaysia Fund, Inc.                                                        100,992
    36,188   Managed High Yield Plus Fund, Inc.                                          81,061
       100   Mexico Equity and Income Fund, Inc.                                          1,831
       600   Mexico Fund, Inc. (The)                                                     15,000
    23,114   MFS Intermediate High Income Fund                                           46,459
    60,371   MFS Multimarket Income Trust                                               301,855
     1,400   MFS Special Value Trust                                                      7,560
     1,350   Morgan Stanley Asia-Pacific Fund, Inc.                                      18,077
       185   Morgan Stanley Eastern Europe Fund, Inc.                                     3,408
    34,108   Morgan Stanley Emerging Markets Debt Fund, Inc.                            246,601
   118,968   Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.                 1,421,668
     5,425   Morgan Stanley Global Opportunity Bond Fund, Inc.                           27,613
     1,600   Morgan Stanley Insured Municipal Bond Trust                                 16,144
     1,750   Morgan Stanley Insured Municipal Trust                                      18,410
     2,050   Morgan Stanley Municipal Premium Income Trust                               12,936
       990   Morgan Stanley New York Quality Municipal Securities                        10,494
     2,450   Morgan Stanley Quality Municipal Income Trust                               23,447
     1,300   Morgan Stanley Quality Municipal Investment Trust                           13,156
       200   Morgan Stanley Quality Municipal Securities                                  2,108
     3,693   Nasdaq Premium Income & Growth Fund, Inc.                                   45,682
    13,797   Neuberger Berman Income Opportunity Fund, Inc.                             106,651
    48,250   Neuberger Berman Real Estate Securities Income Fund, Inc.                  344,988
   215,683   New America High Income Fund, Inc.                                         248,035
       400   New Germany Fund, Inc.                                                       4,280
    13,135   New Ireland Fund, Inc.                                                     148,425
     3,300   NFJ Dividend, Interest & Premium Strategy Fund                              53,757
     9,101   Nicholas-Applegate Equity & Convertible Income Fund                        132,875
     1,300   Nuveen California Quality Income Municipal Fund                             14,547
     1,850   Nuveen Core Equity Alpha Fund                                               22,478
     8,711   Nuveen Diversified Dividend and Income Fund                                 80,315
     1,900   Nuveen Dividend Advantage Municipal Fund                                    20,501
     5,600   Nuveen Equity Premium Advantage Fund                                        70,616
     5,000   Nuveen Equity Premium and Growth Fund                                       65,350
     3,400   Nuveen Equity Premium Opportunity Fund                                      44,234
    63,767   Nuveen Floating Rate Income Fund                                           489,093
    77,602   Nuveen Floating Rate Income Opportunity Fund                               585,895
       750   Nuveen Florida Investment Quality Municipal Fund                             7,485
       200   Nuveen Florida Quality Income Municipal Fund                                 2,054
        35   Nuveen Georgia Premium Income Municipal Fund                                   379
    13,339   Nuveen Global Government Enhanced Income Fund                              195,416

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
    18,837   Nuveen Global Value Opportunities Fund                                $    243,939
     2,300   Nuveen Insured Dividend Advantage Municipal Fund                            24,794
       805   Nuveen Insured Florida Premium Income Municipal Fund                         8,469
       872   Nuveen Insured Florida Tax Free Advantage Municipal Fund                     9,156
     6,300   Nuveen Insured Municipal Opportunity Fund, Inc.                             66,843
     1,095   Nuveen Insured New York Premium Income Municipal Fund                       12,089
     5,650   Nuveen Insured Premium Income Municipal Fund 2                              54,975
       150   Nuveen Maryland Dividend Advantage Municipal Fund 3                          1,560
       200   Nuveen Michigan Premium Income Fund                                          2,100
       900   Nuveen Michigan Quality Income Municipal Fund                                9,513
    72,662   Nuveen Multi-Currency Short-Term Government Income Fund                  1,005,642
   152,999   Nuveen Multi-Strategy Income and Growth Fund                               925,644
   150,452   Nuveen Multi-Strategy Income and Growth Fund 2                             896,694
     7,700   Nuveen New York Investment Quality Municipal Fund                           82,544
     3,650   Nuveen New York Quality Income Municipal Fund, Inc.                         38,070
     1,100   Nuveen New York Select Quality Municipal Fund, Inc.                         11,770
       100   Nuveen Pennsylvania Dividend Advantage Municipal Fund                        1,061
       500   Nuveen Pennsylvania Investment Quality Municipal Fund                        5,055
     1,900   Nuveen Pennsylvania Premium Income Municipal Fund 2                         18,202
     2,650   Nuveen Premier Insured Municipal Income Fund, Inc.                          27,587
       900   Nuveen Premium Income Municipal Fund 2                                       9,549
     1,200   Nuveen Quality Income Municipal Fund                                        13,056
    27,420   Nuveen Quality Preferred Income Fund                                       151,907
     1,400   Nuveen Real Estate Income Fund                                              15,820
    51,008   Nuveen Senior Income Fund                                                  242,288
    22,276   Nuveen Tax-Advantaged Dividend Growth Fund                                 231,002
    63,923   Nuveen Tax-Advantaged Floating Rate Fund                                   306,830
    24,187   Old Mutual Claymore Long-Short Fund                                        244,289
     1,225   Petroleum & Resources Corporation                                           36,162
     3,500   PIMCO Floating Rate Strategy Fund                                           33,250
     8,340   Pioneer Floating Rate Trust                                                 83,483
       175   Pioneer High Income Trust                                                    1,806
     2,435   Putnam High Income Securities Fund                                          14,367
   116,500   Putnam Master Intermediate Income Trust                                    627,935
   196,779   Putnam Premier Income Trust                                              1,068,510
    11,429   Reaves Utility Income Fund                                                 192,350
     2,700   Renaissance Capital Growth & Income Fund III, Inc.                          11,502
   115,159   RMK Advantage Income Fund, Inc.                                            117,462
   120,490   RMK High Income Fund, Inc.                                                 128,924
   228,272   RMK Multi-Sector High Income Fund                                          171,204
   135,544   RMK Strategic Income Fund, Inc.                                            131,478
     6,200   RMR Asia Pacific Real Estate Fund                                           50,034
    14,749   RMR Asia Real Estate Fund (a)                                              110,618
     3,801   RMR Dividend Capture Fund                                                   38,010
     3,100   RMR F.I.R.E. Fund                                                           21,545
     4,154   RMR Hospitality and Real Estate Fund                                        42,662
       635   RMR Preferred Dividend Fund                                                  2,965
     3,105   RMR Real Estate Fund                                                        25,461
       650   S&P 500 Covered Call Fund, Inc.                                              8,158
    18,762   Seligman LaSalle International Real Estate Fund, Inc.                      181,053
    21,544   Singapore Fund, Inc.                                                       228,151
     8,041   SunAmerica Focused Alpha Large-Cap Fund, Inc.                              103,890

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================================
    SHARES   CLOSED-END FUNDS - 14.4% (CONTINUED)                                     VALUE
-----------------------------------------------------------------------------------------------
    10,403   Swiss Helvetia Fund, Inc.                                             $    130,350
    10,600   Taiwan Greater China Fund (The) (a)                                         49,714
     1,100   TCW Strategic Income Fund, Inc.                                              2,948
     1,550   Templeton Dragon Fund, Inc.                                                 30,520
       100   Templeton Russia and East European Fund, Inc.                                3,146
       200   Thai Capital Fund, Inc. (The)                                                1,624
    15,041   Thai Fund, Inc. (The)                                                      118,373
     7,359   Tortoise North American Energy Corporation                                 121,791
     6,795   Transamerica Income Shares, Inc.                                           104,507
     6,474   TS&W/Claymore Tax-Advantaged Balanced Fund                                  58,201
     2,375   Turkish Investment Fund, Inc. (The)                                         23,988
    88,016   Van Kampen Dynamic Credit Opportunities Fund                               935,610
    17,723   Van Kampen High Income Trust II                                             40,586
   198,491   Van Kampen Senior Income Trust                                             809,843
     2,600   Western Asset/Claymore Inflation-Linked Opportunities & Income Fund         27,144
    69,035   Western Asset Emerging Markets Debt Fund, Inc.                             884,338
    40,574   Western Asset Emerging Markets Income Fund II, Inc.                        372,064
     6,500   Western Asset Emerging Markets Income Fund, Inc.                            66,105
    55,568   Western Asset Global High Income Fund, Inc.                                465,104
     5,129   Western Asset Global Partners Income Fund, Inc.                             41,545
     5,522   Western Asset High Income Fund II, Inc.                                     39,041
     1,408   Western Asset High Income Fund, Inc.                                         9,349
     6,800   Western Asset High Income Opportunity Fund, Inc.                            29,512
     1,290   Western Asset Income Fund                                                   13,274
     1,886   Western Asset Intermediate Muni Fund, Inc.                                  14,428
     2,300   Western Asset Managed High Income Fund, Inc.                                10,281
       600   Western Asset Municipal Partners Fund, Inc.                                  6,258
     4,700   Zweig Fund, Inc.                                                            16,826
     9,090   Zweig Total Return Fund, Inc. (The)                                         33,360
                                                                                   ------------
             TOTAL CLOSED-END FUNDS (Cost $63,561,675)                             $ 54,006,317
                                                                                   ------------

===============================================================================================
    SHARES   MONEY MARKET SECURITIES - 25.6%                                          VALUE
-----------------------------------------------------------------------------------------------

30,000,000   Fidelity Prime Money Market Fund, 2.27% (d)                           $ 30,000,000
25,000,000   Goldman Sachs Financial Square Government Fund, 2.14% (d)               25,000,000
16,448,324   UMB Money Market Fiduciary, 0.95%, floating rate                        16,448,324
25,000,000   Wells Fargo Advantage Government Money Market Fund -
               Service Class, 1.59% (d)                                              25,000,000
                                                                                   ------------

             TOTAL MONEY MARKET SECURITIES (Cost $96,448,324)                      $ 96,448,324
                                                                                   ------------

             TOTAL INVESTMENTS AT VALUE - 84.8%
               (Cost $351,197,200)                                                 $319,057,634

             OTHER ASSETS IN EXCESS OF LIABILITIES - 15.2%                           57,238,613
                                                                                   ------------

             TOTAL NET ASSESTS - 100.0%                                            $376,296,247
                                                                                   ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c) Fair value priced (Note 1). Fair valued securities totaled $294,705 at September 30, 2008, representing 0.1% of net assets.

(d) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See accompanying notes to schedules of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 42.2%                                     VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE - 0.5%
     7,383   American Science & Engineering, Inc.                  $    440,987
    67,532   GenCorporation, Inc. (a)                                   455,166
    18,636   HEICO Corporation                                          611,633
    70,829   Taser International, Inc. (a)                              506,427
                                                                   ------------
                                                                      2,014,213
                                                                   ------------
             AIR FREIGHT & LOGISTICS - 0.1%
    11,325   Dynamex, Inc. (a)                                          322,310
                                                                   ------------

             AIRLINES - 0.0%
    42,300   AirTran Holdings, Inc. (a)                                 102,789
                                                                   ------------

             AUTO COMPONENTS - 0.7%
     3,099   American Axle & Manufacturing Holdings, Inc.                16,611
    15,074   ATC Technology Corporation (a)                             357,857
    53,610   Cooper Tire & Rubber Company                               461,046
    36,607   Drew Industries, Inc. (a)                                  626,346
    73,986   Raser Technologies, Inc. (a)                               628,881
    28,406   Superior Industries International, Inc.                    544,259
                                                                   ------------
                                                                      2,635,000
                                                                   ------------
             AUTOMOBILES - 0.3%
   145,824   Fleetwood Enterprises, Inc.(a)                             148,740
    22,100   Thor Industries, Inc.                                      548,522
    34,030   Winnebago Industries, Inc.                                 439,668
                                                                   ------------
                                                                      1,136,930
                                                                   ------------
             BEVERAGES - 0.0%
   128,177   Jones Soda Company (a)                                     182,011
                                                                   ------------

             BIOTECHNOLOGY - 2.6%
    20,481   Alnylam Pharmaceuticals, Inc. (a)                          592,925
    74,250   Arena Pharmaceuticals, Inc. (a)                            371,250
    62,497   Ariad Pharmaceuticals, Inc.                                154,368
    48,592   ArQule, Inc. (a)                                           156,466
    76,176   Array Biopharma, Inc. (a)                                  585,032
     6,924   BioSante Pharmaceuticals, Inc. (a)                          33,858
     9,802   Celldex Therapeutics, Inc. (a)                             113,997
       522   Celsion Corporation (a)                                      1,623
     1,680   Chelsea Therapeutics International Ltd. (a)                  5,460
    13,437   Cleveland BioLabs, Inc. (a)                                 56,032
    22,538   Cubist Pharmaceuticals, Inc. (a)                           501,020
    12,197   Cytori Therapeutics, Inc. (a)                               64,400
    49,265   Dendreon Corporation (a)                                   281,303
    57,983   Enzon Pharmaceuticals, Inc. (a)                            427,915
     8,650   Genomic Health, Inc. (a)                                   195,923
    39,932   GenVec, Inc. (a)                                            48,318
   139,532   Geron Corporation (a)                                      551,151
    19,306   GTx, Inc. (a)                                              367,200
    11,989   Halozyme Therapeutics, Inc. (a)                             87,999

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             BIOTECHNOLOGY - 2.6% (Continued)
     4,086   ImmunoGen, Inc. (a)                                   $     20,062
    53,535   Incyte Corporation Ltd. (a)                                409,543
    31,769   InterMune, Inc. (a)                                        543,568
    99,112   Introgen Therapeutics, Inc. (a)                             67,396
    73,889   Ligand Pharmaceuticals, Inc. (a)                           217,973
     7,028   MannKind Corporation (a)                                    27,128
     9,461   Martek Biosciences Corporation (a)                         297,265
    48,993   Metabolix, Inc. (a)                                        533,044
    16,545   Momenta Pharmaceuticals, Inc. (a)                          216,905
    82,747   Neurocrine Biosciences, Inc. (a)                           388,083
   207,951   Northfield Laboratories, Inc. (a)                           58,226
    16,200   Osiris Therapeutics, Inc. (a)                              312,498
    21,100   Poniard Pharmaceuticals, Inc. (a)                           90,097
     3,171   Progenics Pharmaceuticals, Inc. (a)                         42,206
    17,855   Rigel Pharmaceuticals, Inc.  (a)                           416,914
    36,496   Sangamo Biosciences, Inc. (a)                              281,019
     9,933   Savient Pharmaceuticals, Inc. (a)                          148,101
     6,164   Synta Pharmaceuticals Corporation (a)                       46,970
    33,000   Theravance, Inc. (a)                                       411,180
    67,400   Trimeris, Inc. (a)                                         264,208
    74,306   Zymogenetics, Inc. (a)                                     494,878
                                                                   ------------
                                                                      9,883,504
                                                                   ------------
             BUILDING PRODUCTS - 0.9%
    13,244   AAON, Inc.                                                 240,908
    20,625   American Woodmark Corporation                              463,031
    86,376   Builders FirstSource, Inc. (a)                             517,392
    44,825   Griffon Corporation (a)                                    404,321
    14,498   Simpson Manufacturing Company, Inc.                        392,751
    34,500   Trex Company, Inc. (a)                                     624,795
    16,398   Universal Forest Products, Inc.                            572,454
                                                                   ------------
                                                                      3,215,652
                                                                   ------------
             CAPITAL MARKETS - 0.6%
     4,500   Cohen & Steers, Inc.                                       127,485
    28,500   Evercore Partners, Inc. - Class A                          512,430
    22,587   Gladstone Capital Corporation                              344,226
     6,627   Greenhill & Company, Inc.                                  488,741
    13,600   KBW, Inc. (a)                                              447,984
    13,098   NGP Capital Resource Company                               190,838
     8,810   Pzena Investment Management, Inc.                           83,519
    23,500   U.S. Global Investors, Inc.                                236,175
     1,043   W.P. Stewart & Company Ltd. (a)                              1,210
                                                                   ------------
                                                                      2,432,608
                                                                   ------------
             CHEMICALS - 0.6%
   158,933   Altair Nanotechnologies, Inc.  (a)                         381,439
    22,783   American Vanguard Corporation                              343,568
     5,510   Arch Chemicals, Inc.                                       194,503
    12,778   Flotek Industries, Inc. (a)                                140,558
     2,088   GenTek, Inc. (a)                                            53,682
    21,339   Georgia Gulf Corporation                                    53,348
    19,400   HB Fuller Company                                          404,878
    37,318   PolyOne Corporation (a)                                    240,701

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             CHEMICALS - 0.6% (Continued)
     4,248   Stepan Company                                        $    231,813
     6,000   Zoltek Companies, Inc. (a)                                 102,660
                                                                   ------------
                                                                      2,147,150
                                                                   ------------
             COMMERCIAL BANKS - 4.7%
       600   AmeriServ Financial, Inc. (a)                                1,416
       100   Bank of Marin Bancorp                                        3,150
    17,331   Bank of the Ozarks, Inc.                                   467,937
     7,212   Banner Corporation                                          86,616
    53,311   Boston Private Financial Holdings, Inc.                    465,938
     8,923   Capital City Bank Group, Inc.                              279,736
    25,733   Capitol Bancorp Ltd.                                       501,536
    42,124   Cascade Bancorp                                            374,482
    26,300   Cathay General Bancorp                                     625,940
    20,436   Chemical Financial Corporation                             636,377
    30,449   City Bank                                                  475,004
    12,200   CoBiz Financial, Inc.                                      146,522
    20,300   Community Bank System, Inc.                                510,545
    36,935   CVB Financial Corporation                                  513,397
    25,374   East West Bancorp, Inc.                                    347,624
       608   Farmers Capital Bank Corporation                            16,428
    72,008   First BanCorp                                              796,409
     1,614   First Busey Corporation                                     29,585
    35,648   First Commonwealth Financial Corporation                   480,179
    27,169   First Financial Bancorporation                             396,667
    29,396   First Regional Bancorp  (a)                                183,725
     2,090   First South Bancorp, Inc.                                   36,094
    33,218   Frontier Financial Corporation                             446,118
    33,500   Fulton Financial Corporation                               365,485
     6,400   Glacier Bancorp, Inc.                                      158,528
     7,963   Great Southern Bancorp, Inc.                               101,528
    19,267   Green Bankshares, Inc.                                     452,967
    22,054   Guaranty Bancorp (a)                                       134,529
    71,385   Hanmi Financial Corporation                                360,494
     2,600   Heritage Commerce Corporation                               39,572
       100   Horizon Financial Corporation                                  908
    10,530   MainSource Financial Group, Inc.                           206,388
     5,300   Midwest Bank Holdings, Inc.                                 21,200
    31,292   National Penn Bancshares, Inc.                             456,863
    21,394   Old National Bancorp                                       428,308
    16,288   Old Second Bancorp, Inc.                                   301,654
    28,578   Pacific Continental Corporation                            581,562
     9,990   PacWest Bancorp                                            285,614
     4,526   Park National Corporation                                  353,028
    37,729   Popular, Inc.                                              312,773
     8,022   PrivateBancorp, Inc.                                       334,198
    45,668   Provident Bancshares Corporation                           443,436
    19,492   S&T Bancorp, Inc.                                          717,890
     4,779   Sandy Spring Bancorp, Inc.                                 105,616
    41,813   Seacoast Banking Corporation of Florida                    448,653
    32,473   Security Bank Corporation                                  134,763
       927   Shore Bancshares, Inc.                                      23,824

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             COMMERCIAL BANKS - 4.7% (Continued)
     1,750   Sierra Bancorp                                        $     36,505
    45,046   South Financial Group, Inc. (The)                          330,187
     3,667   Suffolk Bancorp                                            144,517
     5,183   Susquehenna Bancshares, Inc.                               101,172
     1,400   SVB Financial Group (a)                                     81,088
     3,247   Texas Capital Bancshares, Inc. (a)                          67,408
     4,700   Trico Bancshares                                           101,191
    21,191   Trustmark Corporation                                      439,501
    22,866   Umpqua Holdings Corporation                                336,359
    30,944   United Community Banks, Inc.                               410,315
     1,171   United Security Bancshares                                  19,158
        98   VIST Financial Corporation                                   1,176
     7,900   Westamerica Bancorporation                                 454,487
    24,786   West Coast Bancorp                                         363,363
    13,000   Western Alliance Bancorp (a)                               200,980
   249,900   W Holding Company, Inc.                                    134,946
       811   Yadkin Valley Financial Corporation                         13,755
                                                                   ------------
                                                                     17,827,314
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES - 1.0%
     7,736   AMREP Corporation (a)                                      328,084
    31,225   Comfort Systems USA, Inc.                                  417,166
    14,793   Document Security Systems, Inc. (a)                         65,237
     1,751   Energy Infrastructure Acquisition Corporation (a)           17,755
    25,220   Fuel Tech, Inc. (a)                                        456,230
       175   GeoEye, Inc. (a)                                             3,873
    13,190   Herman Miller, Inc.                                        322,759
    21,800   HNI Corporation                                            552,412
    15,014   ICT Group, Inc. (a)                                        120,863
    38,741   Innerworkings, Inc. (a)                                    429,638
    20,265   Mobile Mini, Inc.(a)                                       391,722
    11,200   United Stationers, Inc. (a)                                535,696
    12,664   Virco Manufacturing Corporation                             43,437
                                                                   ------------
                                                                      3,684,872
                                                                   ------------
             COMMUNICATIONS EQUIPMENT - 0.8%
    55,242   Anaren, Inc. (a)                                           560,706
       800   EndWave Corporation (a)                                      4,016
     4,364   Hughes Communications, Inc. (a)                            160,159
     2,779   Loral Space & Communications, Inc. (a)                      41,046
   112,725   Network Equipment Technologies, Inc. (a)                   385,520
     1,200   Occam Networks, Inc. (a)                                     4,800
    73,593   Orbcomm, Inc.  (a)                                         362,813
    37,857   ParkerVision, Inc. (a)                                     378,570
    18,703   SeaChange International, Inc. (a)                          180,671
    27,251   Starent Networks Corporation (a)                           352,628
    19,585   Tekelec (a)                                                273,994
   156,779   Telkonet, Inc. (a)                                          50,169
   101,453   UTStarcom, Inc. (a)                                        341,897
                                                                   ------------
                                                                      3,096,989
                                                                   ------------
             COMPUTERS & PERIPHERALS - 1.0%
    15,817   Avid Technology, Inc. (a)                                  380,557
    15,305   Data Domain, Inc. (a)                                      340,842

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             COMPUTERS & PERIPHERALS - 1.0% (Continued)
    24,300   Dot Hill Systems Corporation (a)                      $     54,675
    28,934   Hutchinson Technology, Inc. (a)                            335,056
    23,812   Imation Corporation                                        538,627
    30,350   Immersion Corporation (a)                                  176,637
    29,207   Intermec, Inc. (a)                                         573,625
    45,297   Novatel Wireless, Inc. (a)                                 274,500
    63,942   Palm, Inc. (a)                                             381,734
    21,736   Presstek, Inc. (a)                                         122,591
    23,421   Stratasys, Inc. (a)                                        409,165
     4,200   Synaptics, Inc. (a)                                        126,924
                                                                   ------------
                                                                      3,714,933
                                                                   ------------
             CONSTRUCTION & ENGINEERING - 0.1%
    31,108   Insituform Technologies, Inc. - Class A (a)                465,376
                                                                   ------------

             CONSUMER FINANCE - 0.3%
    15,000   AmeriCredit Corporation (a)                                151,950
   113,844   CompuCredit Corporation (a)                                446,268
   145,192   First Marblehead Corporation (The)                         361,528
     4,000   World Acceptance Corporation (a)                           144,000
                                                                   ------------
                                                                      1,103,746
                                                                   ------------
             CONTAINERS & PACKAGING - 0.1%
    22,260   Myers Industries, Inc.                                     280,699
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 0.6%
     7,413   Capella Education Company (a)                              317,721
    45,400   Escala Group, Inc. (a)                                     102,150
   148,563   Home Solutions of America, Inc. (a)                         47,540
     2,802   Nobel Learning Communities, Inc. (a)                        44,552
     6,679   Pre-Paid Legal Services, Inc. (a)                          275,576
     8,490   Sotheby's                                                  170,309
    58,577   Stewart Enterprises, Inc. - Class A                        460,415
    43,371   Universal Technical Institute, Inc. (a)                    739,909
                                                                   ------------
                                                                      2,158,172
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES - 0.6%
    48,350   Asset Acceptance Capital Corporation (a)                   509,609
    24,000   Asta Funding, Inc.                                         168,240
    13,570   Financial Federal Corporation                              311,024
    11,480   Life Partners Holdings, Inc.                               412,936
    13,305   PHH Corporation (a)                                        176,823
     8,416   Portfolio Recovery Associates, Inc. (a)                    409,270
   126,268   Primus Guaranty Ltd. (a)                                   330,822
                                                                   ------------
                                                                      2,318,724
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
    39,631   Alaska Communications Systems Group, Inc.                  484,687
     4,196   Atlantic Tele-Network, Inc.                                117,488
    32,229   Cbeyond, Inc. (a)                                          463,775
   100,001   Cincinnati Bell, Inc. (a)                                  309,003
     6,358   Global Crossing Ltd. (a)                                    96,387
    71,326   IDT Corporation - Class B (a)                               52,774
                                                                   ------------
                                                                      1,524,114
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             ELECTRICAL EQUIPMENT - 0.7%
     1,400   Acuity Brands, Inc.                                   $     58,464
    39,308   C&D Technologies, Inc. (a)                                 223,269
    25,696   Encore Wire Corporation                                    465,355
    15,204   Franklin Electric Company, Inc.                            677,338
    90,928   FuelCell Energy, Inc. (a)                                  548,296
    82,419   Medis Technologies Ltd. (a)                                148,354
   133,590   Microvision, Inc. (a)                                      259,165
    18,579   Plug Power, Inc. (a)                                        18,393
     2,416   PowerSecure International, Inc. (a)                         14,641
    77,271   Valence Technology, Inc. (a)                               266,585
                                                                   ------------
                                                                      2,679,860
                                                                   ------------
             ELECTRIC UTILITIES - 0.0%
       170   Idacorp, Inc.                                                4,945
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
    21,799   Agilysys, Inc.                                             219,952
    23,800   China Security & Surveillance Technology, Inc. (a)         330,344
    13,165   DTS, Inc. (a)                                              366,382
    22,860   Echelon Corporation (a)                                    225,857
     6,365   FARO Technologies, Inc. (a)                                129,655
    31,397   L-1 Identity Solutions, Inc. (a)                           479,746
    18,088   LoJack Corporation (a)                                     121,009
    35,200   Maxwell Technologies, Inc. (a)                             469,568
     1,700   PAR Technology Corporation (a)                              12,172
    32,043   Radisys Corporation (a)                                    275,570
    35,301   Research Frontiers, Inc. (a)                               145,440
     3,200   Rofin-Sinar Technologies, Inc. (a)                          97,952
     7,085   ScanSource, Inc. (a)                                       203,977
    33,371   TTM Technologies, Inc. (a)                                 331,040
    32,608   Universal Display Corporation (a)                          357,384
   184,670   X-Rite, Inc. (a)                                           650,038
                                                                   ------------
                                                                      4,416,086
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES - 0.1%
     8,180   Allis-Chalmers Energy, Inc.  (a)                           103,477
   161,001   SulphCo, Inc.  (a)                                         323,612
                                                                   ------------
                                                                        427,089
                                                                   ------------
             FOOD & STAPLES RETAILING - 0.2%
       100   Andersons, Inc. (The)                                        3,522
    13,040   Nash Finch Company                                         562,285
       100   United Natural Foods, Inc. (a)                               2,499
                                                                   ------------
                                                                        568,306
                                                                   ------------
             FOOD PRODUCTS - 0.7%
     6,891   Cal-Maine Food, Inc.                                       189,089
     4,518   Chiquita Brands International, Inc. (a)                     71,430
     7,800   Green Mountain Coffee Roasters, Inc. (a)                   306,852
    18,789   Hain Celestial Group, Inc. (a)                             517,261
     4,570   Imperial Sugar Company                                      61,878
    40,367   Lance, Inc.                                                915,927
    16,237   Tootsie Roll Industries, Inc.                              469,412
                                                                   ------------
                                                                      2,531,849
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
    45,743   Align Technology, Inc. (a)                            $    495,397
     4,732   Arthrocare Corporation (a)                                 131,171
        18   Atrion Corporation                                           1,855
    10,984   Cooper Companies, Inc. (The)                               381,804
    55,668   DexCom, Inc. (a)                                           344,585
    23,045   Greatbatch, Inc. (a)                                       565,524
    16,700   Hansen Medical, Inc. (a)                                   224,448
     8,100   Hill-Rom Holdings, Inc.                                    245,511
    23,881   Insulet Corporation (a)                                    332,423
    14,249   Integra LifeSciences Holdings Corporation (a)              627,383
    18,452   Kensey Nash Corporation (a)                                580,500
    38,200   Medical Action Industries, Inc. (a)                        501,566
    13,200   Mentor Corporation                                         314,952
    32,952   Neurometrix, Inc. (a)                                       31,304
     5,634   Somanetics Corporation (a)                                 123,216
    18,447   SonoSite, Inc. (a)                                         579,236
    31,774   Stereotaxis, Inc. (a)                                      192,233
     8,820   SurModics, Inc. (a)                                        277,742
     9,706   Theragenics Corporation  (a)                                30,283
     7,307   Vision-Sciences, Inc. (a)                                   29,155
                                                                   ------------
                                                                      6,010,288
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES - 0.6%
       900   Bio-Reference Laboratories, Inc. (a)                        26,010
     9,200   BMP Sunstone Corporation (a)                                63,848
    11,616   Brookdale Senior Living, Inc.                              255,436
     2,271   Emergency Medical Services Corporation (a)                  67,858
     3,400   Health Grades, Inc. (a)                                      9,656
    18,333   Healthsouth Corporation (a)                                337,877
    50,177   LCA-Vision, Inc.                                           232,821
    21,000   Metropolitan Health Networks, Inc. (a)                      39,900
     9,321   MWI Veterinary Supply, Inc. (a)                            366,222
     4,562   Owens & Minor, Inc.                                        221,257
     6,814   Psychiatric Solutions, Inc. (a)                            258,591
     7,958   RadNet, Inc. (a)                                            31,912
    16,561   Sun Healthcare Group, Inc. (a)                             242,784
    16,292   Sunrise Senior Living, Inc. (a)                            224,667
                                                                   ------------
                                                                      2,378,839
                                                                   ------------
             HEALTH CARE TECHNOLOGY - 0.0%
       222   MGT Capital Investments, Inc. (a)                              333
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 1.2%
    11,221   Benihana, Inc. (a)                                          51,617
    52,898   Bluegreen Corporation (a)                                  365,525
    15,900   Bob Evans Farms, Inc.                                      433,911
     8,026   California Pizza Ktichen, Inc. (a)                         103,295
       254   DineEquity, Inc.                                             4,282
     1,200   Dover Downs Gaming & Entertainment, Inc.                     9,336
    20,718   Gaylord Entertainment Company (a)                          608,488
   113,170   Great Wolf Resorts, Inc. (a)                               414,202
   142,744   Jamba, Inc. (a)                                            128,470
    21,500   Krispy Kreme Doughnuts, Inc. (a)                            70,950

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             HOTELS, RESTAURANTS & LEISURE - 1.2% (Continued)
       100   Life Time Fitness, Inc. (a)                           $      3,127
    66,822   Multimedia Games, Inc. (a)                                 289,339
     8,779   Peet's Coffee & Tea, Inc.  (a)                             245,110
    37,924   Pinnacle Entertainment, Inc. (a)                           286,705
    15,625   Red Robin Gourmet Burgers, Inc. (a)                        418,750
    78,138   Steak n Shake Company (The) (a)                            678,238
     8,500   Texas Roadhouse, Inc.  (a)                                  76,415
     4,100   Vail Resorts, Inc. (a)                                     143,295
     8,391   VCG Holding Corporation (a)                                 28,445
        29   Wendy's/Arby's Group, Inc. - Class A                           153
                                                                   ------------
                                                                      4,359,653
                                                                   ------------
             HOUSEHOLD DURABLES - 1.5%
     4,887   American Greetings Corporation                              74,722
    61,500   Beazer Homes USA, Inc. (a)                                 367,770
    30,324   Brookfield Homes Corporation                               435,453
     4,021   Cavco Industries, Inc. (a)                                 145,359
    14,300   Ethan Allen Interiors, Inc.                                400,686
     9,070   Hooker Furniture Corporation                               160,993
    10,963   Hovnanian Enterprises, Inc. - Class A (a)                   87,594
    34,082   iRobot Corporation (a)                                     505,095
    55,260   La-Z-Boy, Inc.                                             515,023
    32,900   Meritage Homes Corporation (a)                             812,630
    24,343   M/I Homes, Inc.                                            554,534
    87,179   Sealy Corporation                                          563,176
   111,028   Standard Pacific Corporation (a)                           545,148
     3,800   Stanley Furniture Company, Inc.                             34,694
    70,799   Syntax-Brillian Corporation (a)                                212
    46,700   Tempur-Pedic International, Inc.                           549,192
   120,282   WCI Communities, Inc. (a)                                   24,056
                                                                   ------------
                                                                      5,776,337
                                                                   ------------
             HOUSEHOLD PRODUCTS - 0.0%
    89,666   Spectrum Brands, Inc. (a)                                  124,636
                                                                   ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
     5,073   U.S. Geothermal, Inc. (a)                                    9,030
                                                                   ------------

             INSURANCE - 0.7%
     3,600   21st Century Holding Company                                18,936
     1,125   Affirmative Insurance Holdings, Inc.                         3,555
    24,115   American Equity Investment Life Holding Company            180,863
     4,103   American Physicians Capital, Inc.                          173,680
    22,292   American Safety Insurance Holdings Ltd. (a)                336,832
    27,656   Amerisafe, Inc. (a)                                        503,339
     3,193   FPIC Insurance Group, Inc. (a)                             164,088
     9,368   Greenlight Capital Re Ltd. - Class A (a)                   215,370
    14,104   IPC Holdings Ltd.                                          426,082
    25,318   National Financial Partners Corporation                    379,770
    14,500   United America Indemnity Ltd. - Class A (a)                206,335
                                                                   ------------
                                                                      2,608,850
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             INTERNET & CATALOG RETAIL - 0.6%
    55,174   1-800-FLOWERS.COM, Inc. (a)                           $    332,148
    11,800   Blue Nile, Inc. (a)                                        505,866
    38,793   Gaiam, Inc. - Class A (a)                                  411,206
    11,100   NetFlix, Inc. (a)                                          342,768
    19,654   Nutrisystem, Inc.                                          348,269
    24,217   Stamps.com, Inc. (a)                                       282,612
                                                                   ------------
                                                                      2,222,869
                                                                   ------------
             INTERNET SOFTWARE & SERVICES - 1.5%
     5,299   Bankrate, Inc. (a)                                         206,184
    11,327   Bidz.com, Inc. (a)                                          98,092
    24,565   Constant Contact, Inc. (a)                                 419,325
    36,679   iMergent, Inc.                                             410,805
     4,577   iPass, Inc. (a)                                              9,886
    18,142   Keynote Systems, Inc. (a)                                  240,381
    46,658   Knot, Inc. (The) (a)                                       389,594
    48,400   LoopNet, Inc. (a)                                          475,772
    45,942   Marchex, Inc. - Class B                                    472,743
   102,838   SonicWALL, Inc. (a)                                        538,871
    30,935   Switch & Data Facilities Company (a)                       385,141
    57,056   Travelzoo, Inc. (a)                                        451,884
    43,186   United Online, Inc.                                        406,380
    34,900   Vignette Corporation (a)                                   374,826
     9,802   VistaPrint Ltd. (a)                                        321,898
     9,100   WebMD Health Corporation (a)                               270,634
                                                                   ------------
                                                                      5,472,416
                                                                   ------------
             IT SERVICES - 0.3%
    18,000   Heartland Payment Systems, Inc.                            460,080
     1,247   Information Services Group, Inc. (a)                         6,110
    10,798   MAXIMUS, Inc.                                              397,798
    16,394   NeuStar, Inc. - Class A (a)                                326,077
     1,600   Rainmaker Systems, Inc. (a)                                  3,600
                                                                   ------------
                                                                      1,193,665
                                                                   ------------
             LEISURE EQUIPMENT & PRODUCTS - 0.5%
    51,086   Arctic Cat, Inc.                                           467,437
     9,200   Brunswick Corporation                                      117,668
    41,185   Leapfrog Enterprises, Inc. (a)                             434,914
     5,110   Polaris Industries, Inc.                                   232,454
    18,900   Pool Corporation                                           440,937
                                                                   ------------
                                                                      1,693,410
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES - 0.3%
    16,516   AMAG Pharmaceuticals, Inc. (a)                             639,665
     7,385   Clinical Data, Inc. (a)                                    118,751
     8,975   Exelixis, Inc. (a)                                          54,568
    13,616   Medivation, Inc. (a)                                       360,279
                                                                   ------------
                                                                      1,173,263
                                                                   ------------
             MACHINERY - 1.3%
    33,644   3D Systems Corporation (a)                                 479,427
    17,404   American Railcar Industries, Inc.                          279,160
     2,400   Astec Industries, Inc. (a)                                  73,992
    61,621   Basin Water, Inc. (a)                                      113,383
    18,300   Briggs & Stratton Corporation                              296,094

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             MACHINERY - 1.3% (Continued)
    12,137   China Fire & Security Group, Inc. (a)                 $    127,560
     2,200   CLARCOR, Inc.                                               83,490
    15,931   Columbus McKinnon Corporation (a)                          375,494
    20,200   Commercial Vehicle Group, Inc. (a)                         143,622
    18,690   Flanders Corporation (a)                                   117,747
     5,646   Gehl Company (a)                                           166,162
     3,400   Gorman-Rupp Company (The)                                  128,248
     1,400   Lindsay Corporation                                        101,850
     6,776   Middleby Corporation (The) (a)                             368,004
    51,700   Mueller Water Products, Inc.                               464,266
    22,900   Tennant Company                                            784,554
    12,109   Toro Company (The)                                         500,102
     6,399   Twin Disc, Inc.                                             88,050
     6,700   Wabash National Corporation                                 63,315
                                                                   ------------
                                                                      4,754,520
                                                                   ------------
             MEDIA - 1.6%
     6,431   Arbitron, Inc.                                             287,401
   185,200   Charter Communications, Inc. - Class A (a)                 135,196
    64,575   Citadel Broadcasting Corporation (a)                        50,369
    46,150   Cox Radio, Inc. - Class A (a)                              487,344
    51,635   Entercom Communications Corporation                        259,208
     6,779   Fisher Communications, Inc. (a)                            267,093
   122,629   Gray Television, Inc.                                      210,922
    34,200   Harte-Hanks, Inc.                                          354,654
    54,072   Journal Communications, Inc.                               263,871
   103,843   Lee Enterprises, Inc.                                      363,451
    57,644   LIN TV Corporation - Class A (a)                           297,443
     1,760   Live Nation, Inc. (a)                                       28,635
    44,473   Martha Stewart Living Omnimedia (a)                        378,465
     8,528   McClatchy Company - Class A                                 37,523
    52,376   Mediacom Communications Corporation (a)                    310,066
    34,687   Media General, Inc.                                        431,159
     2,100   Meredith Corporation                                        58,905
    29,065   New York Times Company (The)                               415,339
    32,492   RCN Corporation (a)                                        398,352
    18,568   Scholastic Corporation                                     476,826
    66,348   Sinclair Broadcast Group, Inc.                             334,394
                                                                   ------------
                                                                      5,846,616
                                                                   ------------
             METALS & MINING - 0.0%
    15,883   General Moly, Inc. (a)                                      69,091
                                                                   ------------

             MULTI-LINE RETAIL - 0.0%
       879   Sears Holdings Corporation (a)                              82,187
                                                                   ------------

             MULTI-UTILITIES - 0.1%
     9,936   CH Energy Group, Inc.                                      432,912
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.0%
    29,461   Bringham Exploration Company (a)                           323,776
   103,000   Cheniere Energy, Inc. (a)                                  231,750
    44,846   Delek US Holdings, Inc.                                    415,722

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS - 1.0% (Continued)
   202,222   Evergreen Energy, Inc. (a)                            $    190,089
    11,200   GeoGlobal Resources, Inc. (a)                               28,224
    15,773   Harvest Natural Resources, Inc. (a)                        159,623
    10,000   Holly Corporation                                          289,200
     6,479   Houston American Energy Corporation                         40,947
    17,500   InterOil Corporation (a)                                   481,250
    16,200   Nordic American Tanker Shipping Ltd.                       519,372
   136,969   Pacific Ethanol, Inc. (a)                                  190,387
    54,519   Tri-Valley Corporation (a)                                 345,650
    56,160   USEC, Inc. (a)                                             303,826
    47,283   Verenium Corporation (a)                                    44,446
     2,362   Westmoreland Coal Company (a)                               37,320
     6,400   World Fuel Services Corporation                            147,392
                                                                   ------------
                                                                      3,748,974
                                                                   ------------
             PAPER & FOREST PRODUCTS - 0.1%
    49,986   AbitibiBowater, Inc. (a)                                   193,446
    19,527   Louisiana-Pacific Corporation                              181,601
    11,618   Wausau Paper Corporation                                   117,690
                                                                   ------------
                                                                        492,737
                                                                   ------------
             PERSONAL PRODUCTS - 0.5%
     8,299   Chattem, Inc. (a)                                          648,816
    91,687   Mannatech, Inc.                                            366,748
    17,956   USANA Health Sciences, Inc. (a)                            736,016
                                                                   ------------
                                                                      1,751,580
                                                                   ------------
             PHARMACEUTICALS - 1.2%
   123,309   Akorn, Inc. (a)                                            632,575
    12,874   Auxilium Pharmaceuticals, Inc. (a)                         417,118
    29,532   Caraco Pharmaceuticals Laboratories Ltd. (a)               369,445
    18,193   Columbia Laboratories, Inc. (a)                             47,666
    52,140   Cypress Bioscience, Inc. (a)                               383,229
    44,200   Elite Pharmaceuticals, Inc. (a)                              7,514
    23,933   KV Pharmaceuticals Company - Class A (a)                   543,518
    28,529   Noven Pharmaceuticals, Inc. (a)                            333,219
    58,724   Pain Therapeutics, Inc. (a)                                573,733
    35,538   POZEN, Inc.  (a)                                           373,504
    68,526   Salix Pharmaceuticals Ltd. (a)                             439,252
    19,268   Valeant Pharmaceuticals International (a)                  394,416
                                                                   ------------
                                                                      4,515,189
                                                                   ------------
             PROFESSIONAL SERVICES - 1.0%
    16,300   Administaff, Inc.                                          443,686
     8,882   COMSYS IT Partners, Inc. (a)                                86,333
     7,714   CoStar Group, Inc. (a)                                     350,138
    18,048   Heidrick & Struggles International, Inc.                   544,147
    22,031   Kelly Services, Inc. - Class A                             419,691
     2,100   Korn/Ferry International  (a)                               37,422
   105,953   Odyssey Marine Exploration, Inc. (a)                       481,027
    17,300   Resources Connection, Inc. (a)                             389,769
    14,132   School Specialty, Inc. (a)                                 440,777
    35,231   TrueBlue, Inc. (a)                                         569,333
                                                                   ------------
                                                                      3,762,323
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS - 2.1%
    22,439   Acadia Realty Trust                                   $    567,258
   140,509   Alesco Financial, Inc.                                     126,458
    23,100   American Home Mortgage Investment Corporation (a)              462
    56,800   Anthracite Capital, Inc.                                   304,448
    61,977   Arbor Realty Trust, Inc.                                   619,770
       800   BRT Realty Trust                                             6,872
    45,125   Capital Trust, Inc.                                        699,438
    22,564   CapLease, Inc.                                             178,933
     7,900   Cousins Properties, Inc.                                   199,554
    38,153   Crystal River Capital, Inc.                                 77,069
    11,553   DCT Industrial Trust, Inc.                                  86,532
    25,900   Equity One, Inc.                                           530,691
     9,600   First Industrial Realty Trust, Inc.                        275,328
    74,866   Friedman, Billings, Ramsey Group, Inc. (a)                 127,272
    43,104   Glimcher Realty Trust                                      450,006
    46,846   JER Investors Trust, Inc.                                  229,545
    19,660   Maguier Properties, Inc.                                   117,174
    79,994   Newcastle Investment Corporation                           507,962
    55,575   NorthStar Realty Finance Corporation                       430,706
    13,757   Parkway Properties, Inc.                                   520,840
   105,652   RAIT Financial Trust                                       580,029
    21,319   Redwood Trust, Inc.                                        463,262
    13,823   Tanger Factory Outlet Centers, Inc.                        605,309
     3,440   Urstadt Biddle Properties - Class A                         64,500
                                                                   ------------
                                                                      7,769,418
                                                                   ------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
    10,185   Avatar Holdings, Inc. (a)                                  336,105
       157   Maui Land & Pineapple Company, Inc. (a)                      4,316
       100   St. Joe Company (The) (a)                                    3,909
     1,020   ZipRealty, Inc. (a)                                          4,162
                                                                   ------------
                                                                        348,492
                                                                   ------------
             ROAD & RAIL - 0.2%
    18,400   Knight Transportation, Inc.                                312,248
    32,041   YRC Worldwide, Inc. (a)                                    383,210
                                                                   ------------
                                                                        695,458
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
    44,900   Asyst Technologies, Inc. (a)                               107,760
    31,287   Brooks Automation, Inc. (a)                                261,559
     5,090   Cavium Networks, Inc. (a)                                   71,667
    21,003   Cohu, Inc.                                                 332,267
    18,689   Cree, Inc. (a)                                             425,735
    19,061   Cymer, Inc. (a)                                            482,815
    18,306   Diodes, Inc. (a)                                           337,746
    72,402   EMCORE Corporation  (a)                                    357,666
     4,750   FEI Company (a)                                            113,098
     9,122   FormFactor, Inc. (a)                                       158,905
     2,200   LDK Solar Company Ltd. (a)                                  66,044
    96,785   Mattson Technology, Inc. (a)                               457,793

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
               (Continued)
     4,925   Microsemi Corporation  (a)                            $    125,489
    16,600   Sigma Designs, Inc. (a)                                    236,052
   197,033   SiRF Technology Holdings, Inc. (a)                         293,579
                                                                   ------------
                                                                      3,828,175
                                                                   ------------
             SOFTWARE - 1.0%
     3,716   Captaris, Inc. (a)                                          17,131
    19,250   Fair Isaac Corporation                                     443,905
    57,817   FalconStor Software, Inc. (a)                              309,899
     9,737   Manhattan Associates, Inc. (a)                             217,525
    51,015   Midway Games, Inc. (a)                                     120,905
    17,999   OPNET Technologies, Inc. (a)                               219,228
   140,217   Secure Computing Corporation (a)                           768,389
    68,503   Sonic Solutions, Inc. (a)                                  301,413
     8,792   SuccessFactors, Inc. (a)                                    95,833
    43,416   TiVo, Inc. (a)                                             317,805
    20,615   Ultimate Software Group, Inc. (The) (a)                    556,605
    35,861   VASCO Data Security International, Inc. (a)                371,520
                                                                   ------------
                                                                      3,740,158
                                                                   ------------
             SPECIALTY RETAIL - 1.6%
   131,545   Blockbuster, Inc. (a)                                      270,983
    66,020   Build-A-Bear Workshop, Inc. (a)                            480,626
    37,574   Cabela's, Inc. - Class A (a)                               453,894
    54,612   Casual Male Retail Group, Inc. (a)                         214,625
    82,100   Charming Shoppes, Inc. (a)                                 401,469
    29,128   Conn's, Inc. (a)                                           544,985
    14,800   DSW, Inc. - Class A (a)                                    202,760
    29,800   Haverty Furniture Companies, Inc.                          340,912
     8,100   hhgregg, Inc. (a)                                           78,975
    11,572   Hibbett Sports, Inc. (a)                                   231,671
    13,566   Jos. A. Bank Clothiers, Inc. (a)                           455,818
    44,484   MarineMax, Inc. (a)                                        321,619
     3,000   Men's Warehouse, Inc. (The)                                 63,720
    63,346   Pep Boys - Manny, Moe & Jack (The)                         391,478
    18,882   Pier 1 Imports, Inc. (a)                                    77,983
    53,290   Sally Beauty Holdings, Inc. (a)                            458,294
     3,793   Stein Mart, Inc.                                            14,831
    25,200   Systemax, Inc. (a)                                         354,312
    24,500   Talbots, Inc.                                              320,950
    31,213   West Marine, Inc. (a)                                      186,029
    12,724   Zale Corporation (a)                                       318,100
                                                                   ------------
                                                                      6,184,034
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.8%
    23,884   Cherokee, Inc.                                             524,970
     8,800   G-III Apparel Group Ltd. (a)                               164,648
     2,800   Hartmarx Corporation  (a)                                    5,236
    24,914   Iconix Brand Group, Inc. (a)                               325,875
    12,000   Kenneth Cole Productions, Inc. - Class A                   176,400
    30,000   K-Swiss, Inc. - Class A                                    522,000
     4,400   Liz Claiborne, Inc.                                         72,292
    16,025   Lululemon Athletica, Inc. (a)                              369,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 42.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.8% (Continued)
    41,566   Maidenform Brands, Inc. (a)                           $    603,123
    11,760   True Religion Apparel, Inc. (a)                            303,996
                                                                   ------------
                                                                      3,067,596
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE - 0.3%
    17,500   BankUnited Financial Corporation - Class A                  13,300
    85,718   Corus Bankshares, Inc.                                     347,158
    16,494   Dime Community Bankshares                                  251,039
    42,834   Downy Financial Corporation                                 77,101
     2,127   Federal Agricultural Mortgage Corporation                    8,721
     1,300   FirstFed Financial Corporation (a)                          10,192
    62,759   Guaranty Financial Group, Inc. (a)                         247,898
    61,333   IndyMac Bancorp, Inc.                                        9,813
    55,708   PMI Group, Inc. (The)                                      164,339
     7,800   Provident Financial Services, Inc.                         128,778
        99   PVF Capital Corporation                                        411
    21,250   Triad Guaranty, Inc. (a)                                    33,787
                                                                   ------------
                                                                      1,292,537
                                                                   ------------
             TOBACCO - 0.1%
     6,200   Universal Corporation                                      304,358
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.4%
       700   Applied Industrial Technologies, Inc.                       18,851
    30,978   Beacon Roofing Supply, Inc. (a)                            483,876
    78,696   Building Materials Holding Corporation                      36,987
    28,200   Houston Wire & Cable Company                               484,194
       500   Rush Enterprises, Inc. - Class A (a)                         6,400
     6,628   Watsco, Inc.                                               333,256
                                                                   ------------
                                                                      1,363,564
                                                                   ------------
             WATER UTILITIES - 0.1%
     4,843   Cadiz, Inc. (a)                                             92,356
     3,793   Consolidated Water Company Ltd.                             64,557
    21,100   Southwest Water Company                                    269,025
                                                                   ------------
                                                                        425,938
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.1%
    37,826   Clearwire Corporation - Class A (a)                        449,373
     2,657   TerreStar Corporation  (a)                                   2,657
    11,875   Virgin Mobile USA, Inc. (a)                                 34,912
                                                                   ------------
                                                                        486,942
                                                                   ------------

             TOTAL COMMON STOCKS (Proceeds $167,754,380)           $158,861,629
                                                                   ------------

================================================================================
    SHARES   RIGHTS - 0.0%                                             VALUE
--------------------------------------------------------------------------------

    46,225   Griffon Corporation - Rights (a) (b)
               (Proceeds $48,908)                                  $      3,236
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT - 42.2%
               (Proceeds $167,803,288)                             $158,864,865
                                                                   ============

(a)   Non-income producing security.

(b) Fair value priced (Note 1). Fair value securities sold short totaled $3,236 at September 30, 2008, representing 0.0% of net assets.

See accompanying notes to schedules of investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 103.5%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE - 1.5%
       964   Astronics Corporation (a)                             $     21,738
     1,000   BE Aerospace, Inc. (a)                                      15,830
       500   Triumph Group, Inc.                                         22,855
                                                                   ------------
                                                                         60,423
                                                                   ------------
             AIR FREIGHT & LOGISTICS - 0.5%
     1,300   UTI Worldwide, Inc.                                         22,126
                                                                   ------------

             AIRLINES - 2.2%
       700   Allegiant Travel Company (a)                                24,724
       700   Copa Holdings SA - Class A                                  22,750
     4,400   Hawaiian Holdings, Inc. (a)                                 40,832
                                                                   ------------
                                                                         88,306
                                                                   ------------
             AUTO COMPONENTS - 3.0%
     2,600   Federal-Mogul Corporation  (a)                              32,630
     1,100   Hawk Corporation - Class A (a)                              22,143
     2,000   Modine Manufacturing Company                                28,960
     2,710   Standard Motor Products, Inc.                               16,856
     1,300   TRW Automotive Holdings Corporation (a)                     20,683
                                                                   ------------
                                                                        121,272
                                                                   ------------
             BIOTECHNOLOGY - 2.9%
     7,800   Cell Genesys, Inc. (a)                                       4,602
     1,200   Cepheid, Inc. (a)                                           16,596
     2,400   CV Therapeutics, Inc. (a)                                   25,920
     3,233   Dyax Corporation (a)                                        14,225
     2,900   Emergent BioSolutions, Inc. (a)                             37,961
     1,100   Isis Pharmaceuticals, Inc. (a)                              18,579
                                                                   ------------
                                                                        117,883
                                                                   ------------
             BUILDING PRODUCTS - 0.7%
     1,000   Armstrong World Industries, Inc. (a)                        28,900
                                                                   ------------

             CAPITAL MARKETS - 2.0%
     5,800   BGC Partners, Inc. - Class A                                24,882
     3,000   GLG Partners, Inc.                                          16,260
       800   Investment Technology Group, Inc. (a)                       24,344
       800   optionsXpress Holdings, Inc.                                15,536
                                                                   ------------
                                                                         81,022
                                                                   ------------
             CHEMICALS - 0.9%
     5,400   Chemtura Corporation                                        24,624
     5,300   OMNOVA Solutions, Inc. (a)                                  10,547
                                                                   ------------
                                                                         35,171
                                                                   ------------
             COMMERCIAL BANKS - 5.0%
     2,236   AMCORE Financial, Inc.                                      20,688
     1,070   Bancorp Rhode Island, Inc.                                  30,762
     2,200   Center Financial Corporation                                28,094
     1,600   Central Pacific Financial Corporation                       26,896
       200   First Citizens BancShares, Inc. - Class A                   35,800

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             COMMERCIAL BANKS - 5.0% (Continued)
     1,604   First Security Group, Inc.                            $     11,741
       315   IBERIABANK Corporation                                      16,648
     1,800   TCF Financial Corporation                                   32,400
                                                                   ------------
                                                                        203,029
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES - 1.3%
       700   Churchill Ventures Ltd. (a)                                  5,460
     1,300   EnergySolutions, Inc.                                       13,000
     1,023   Hicks Acquisition Company I, Inc. (a)                        9,155
     2,266   North American Galvanizing & Coatings, Inc. (a)             11,557
     1,700   Triplecrown Acquisition Corporation  (a)                    15,045
                                                                   ------------
                                                                         54,217
                                                                   ------------
             COMMUNICATIONS EQUIPMENT - 1.5%
     3,900   Acme Packet, Inc. (a)                                       22,347
       900   DG FastChannel, Inc. (a)                                    19,728
     4,700   Tellabs, Inc. (a)                                           19,082
                                                                   ------------
                                                                         61,157
                                                                   ------------
             CONSUMER FINANCE - 0.7%
     1,888   Rewards Network, Inc. (a)                                    9,478
       200   Student Loan Corporation (The)                              18,600
                                                                   ------------
                                                                         28,078
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES - 0.6%
     1,300   Hillenbrand, Inc.                                           26,208
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.6%
     1,800   Encore Capital Group, Inc. (a)                              24,660
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
     1,900   General Communications, Inc. - Class A (a)                  17,594
                                                                   ------------

             ELECTRICAL EQUIPMENT - 2.3%
     5,700   Advanced Battery Technologies, Inc. (a)                     18,411
     2,029   Chase Corporation                                           25,363
       600   Polypore International, Inc. (a)                            12,906
       900   Thomas & Betts Corporation (a)                              35,163
                                                                   ------------
                                                                         91,843
                                                                   ------------
             ELECTRIC UTILITIES - 1.0%
     1,500   Unitil Corporation                                          39,135
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
     2,100   AVX Corporation                                             21,399
     4,800   Brightpoint, Inc. (a)                                       34,560
       200   Frequency Electronics, Inc.                                    834
     1,300   Multi-Fineline Electronix, Inc. (a)                         19,227
     2,800   PC Connections, Inc. (a)                                    18,732
     2,900   Spectrum Control, Inc. (a)                                  21,663
       700   TESSCO Technologies, Inc. (a)                                8,960
     2,200   Vishay Intertechnology, Inc. (a)                            14,564
                                                                   ------------
                                                                        139,939
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES - 1.8%
     9,598   Boots & Coots International Well Control, Inc. (a)    $     18,524
     2,800   Parker Drilling Company  (a)                                22,456
     1,100   TETRA Technologies, Inc. (a)                                15,235
     3,200   TGC Industries, Inc. (a)                                    16,832
                                                                   ------------
                                                                         73,047
                                                                   ------------
             FOOD & STAPLES RETAILING - 0.5%
       900   United Natural Foods, Inc. (a)                              22,491
                                                                   ------------

             FOOD PRODUCTS - 1.4%
     3,800   Del Monte Foods Company                                     29,640
     2,500   Omega Protein Corporation (a)                               29,400
                                                                   ------------
                                                                         59,040
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
     2,300   American Medical Systems Holdings, Inc. (a)                 40,848
     1,974   Anika Therapeutics, Inc. (a)                                14,272
       884   Exactech, Inc. (a)                                          19,660
     3,900   Home Diagnostics, Inc. (a)                                  37,752
     4,700   STAAR Surgical Company  (a)                                 21,103
       600   Teleflex, Inc.                                              38,094
       300   Vital Signs, Inc.                                           22,170
     1,200   Young Innovations, Inc.                                     24,216
                                                                   ------------
                                                                        218,115
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES - 5.5%
       800   Almost Family, Inc. (a)                                     31,640
     1,200   AmSurg Corporation (a)                                      30,564
     5,400   BioScrip, Inc. (a)                                          16,092
       800   CardioNet, Inc. (a)                                         19,968
     1,400   Chindex International, Inc. (a)                             15,204
       541   Genoptix, Inc.  (a)                                         17,674
     1,000   IPC The Hospitalist Company  (a)                            25,700
     1,400   LHC Group, Inc. (a)                                         39,872
       600   Magellan Health Services, Inc.  (a)                         24,636
                                                                   ------------
                                                                        221,350
                                                                   ------------
             HEALTH CARE TECHNOLOGY - 0.8%
     1,600   Phase Forward, Inc. (a)                                     33,456
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 3.4%
     2,645   BJ's Restaurants, Inc. (a)                                  31,581
     1,200   Buffalo Wild Wings, Inc. (a)                                48,288
     1,900   Einstein Noah Restaurant Group, Inc. (a)                    19,152
       600   International Speedway Corporation - Class A                23,346
     2,180   Red Lion Hotels Corporation (a)                             17,484
                                                                   ------------
                                                                        139,851
                                                                   ------------
             HOUSEHOLD DURABLES - 1.0%
     2,000   Palm Harbor Homes, Inc. (a)                                 19,820
       800   Universal Electronics, Inc. (a)                             19,984
                                                                   ------------
                                                                         39,804
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             HOUSEHOLD PRODUCTS - 0.5%
     3,500   Central Garden & Pet Company (a)                      $     20,580
                                                                   ------------

             INSURANCE - 5.9%
       700   Allied World Assurance Company Holdings Ltd.                24,864
       738   American Physicians Service Group, Inc.                     15,624
       800   Darwin Professional Underwriters, Inc. (a)                  24,888
     2,500   Eastern Insurance Holdings, Inc.                            33,550
       400   Erie Indemnity Company - Class A                            16,908
       800   Hanover Insurance Group, Inc. (The)                         36,416
     2,200   Meadowbrook Insurance Group, Inc.                           15,532
       406   StanCorp Financial Group, Inc.                              20,170
     1,100   Unitrin, Inc.                                               27,434
     6,500   Universal Insurance Holdings, Inc.                          22,620
                                                                   ------------
                                                                        238,006
                                                                   ------------
             INTERNET & CATALOG RETAIL - 0.3%
     5,700   ValueVision Media, Inc. (a)                                 10,545
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 2.1%
     6,500   Internap Network Services Corporation (a)                   22,620
     1,247   Interwoven, Inc. (a)                                        17,608
     3,500   Terremark Worldwide, Inc. (a)                               24,045
       600   Vocus, Inc. (a)                                             20,376
                                                                   ------------
                                                                         84,649
                                                                   ------------
             IT SERVICES - 5.2%
     1,700   Convergys Corporation (a)                                   25,126
     1,200   CSG Systems International, Inc. (a)                         21,036
     2,275   CyberSource Corporation (a)                                 36,650
     2,300   iGATE Corporation (a)                                       19,941
     3,008   Ness Technologies, Inc. (a)                                 34,502
     3,800   Online Resources Corporation (a)                            29,526
     1,600   TeleTech Holdings, Inc. (a)                                 19,904
     9,100   Unisys Corporation (a)                                      25,025
                                                                   ------------
                                                                        211,710
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES - 0.6%
     2,030   Bio-Imaging Technologies, Inc. (a)                          15,671
       599   Medtox Scientific, Inc. (a)                                  7,392
                                                                   ------------
                                                                         23,063
                                                                   ------------
             MACHINERY - 3.3%
       400   CIRCOR International, Inc.                                  17,372
       700   Crane Company                                               20,797
       900   Dynamic Materials Corporation                               20,889
     1,600   Federal Signal Corporation                                  21,920
     1,600   Hardinge, Inc.                                              20,320
       100   L.S. Starrett Company (The)                                  1,843
     1,300   Sauer-Danfoss, Inc.                                         32,097
                                                                   ------------
                                                                        135,238
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             MARINE - 0.8%
       600   Genco Shipping & Trading Ltd.                         $     19,944
     1,700   Star Bulk Carriers Corporation                              11,900
                                                                   ------------
                                                                         31,844
                                                                   ------------
             MEDIA - 0.9%
     6,100   Cumulus Media, Inc. - Class A (a)                           25,986
     6,000   LodgeNet Interactive Corporation (a)                        12,180
                                                                   ------------
                                                                         38,166
                                                                   ------------
             METALS & MINING - 0.6%
       600   Carpenter Technology Corporation                            15,390
     2,800   Sutor Technology Group Ltd. (a)                              9,212
                                                                   ------------
                                                                         24,602
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS - 3.2%
       700   Adams Resources & Energy, Inc.                              15,946
     1,005   Approach Resources, Inc. (a)                                14,532
       300   Clayton Williams Energy, Inc. (a)                           21,159
     2,000   CREDO Petroleum Corporation (a)                             14,740
     1,800   CVR Energy, Inc. (a)                                        15,336
     1,099   GeoResources, Inc. (a)                                      12,595
     6,300   RAM Energy Resources, Inc. (a)                              18,207
     1,400   Venoco, Inc. (a)                                            18,200
                                                                   ------------
                                                                        130,715
                                                                   ------------
             PAPER & FOREST PRODUCTS - 0.2%
     3,400   Verso Paper Corporation                                      8,976
                                                                   ------------

             PERSONAL PRODUCTS - 2.4%
     2,200   American Oriental Bioengineering, Inc. (a)                  14,278
       900   NBTY, Inc. (a)                                              26,568
     1,200   Nu Skin Enterprises, Inc. - Class A                         19,464
     2,648   Nutraceutical International Corporation (a)                 29,260
     1,300   Parlux Fragrances, Inc. (a)                                  6,682
                                                                   ------------
                                                                         96,252
                                                                   ------------
             PROFESSIONAL SERVICES - 4.6%
     4,100   Acacia Research Corporation (a)                             12,382
     3,000   CBIZ, Inc. (a)                                              25,380
     4,200   Diamond Management & Technology Consultants, Inc.           19,698
       400   Exponent, Inc. (a)                                          13,236
     3,700   GP Strategies Corporation (a)                               28,120
       600   Huron Consulting Group, Inc. (a)                            34,188
     1,600   ICF International, Inc. (a)                                 31,600
       608   VSE Corporation                                             20,508
                                                                   ------------
                                                                        185,112
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS - 2.5%
     1,900   American Land Lease, Inc.                                   36,917
       135   Gladstone Commercial Corporation                             2,044
     1,800   Medical Properties Trust, Inc.                              20,430
       400   PS Business Parks, Inc.                                     23,040
     4,417   Supertel Hospitality, Inc.                                  17,889
                                                                   ------------
                                                                        100,320
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             ROAD & RAIL - 0.6%
     1,500   USA Truck, Inc. (a)                                   $     23,925
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
     8,200   Atmel Corporation (a)                                       27,798
     2,800   Fairchild Semiconductor International, Inc. (a)             24,892
     2,300   Integrated Device Technology, Inc. (a)                      17,894
     2,903   Integrated Silicon Solution, Inc. (a)                        6,706
     1,800   Mindspeed Technologies, Inc. (a)                             4,284
     1,100   NVE Corporation (a)                                         31,141
       600   Silicon Laboratories, Inc. (a)                              18,420
     2,500   Teradyne, Inc. (a)                                          19,525
     4,400   White Electronic Designs Corporation (a)                    22,000
                                                                   ------------
                                                                        172,660
                                                                   ------------
             SOFTWARE - 7.4%
       865   Advent Software, Inc. (a)                                   30,474
     2,600   ArcSight, Inc. (a)                                          19,838
       800   Concur Technologies, Inc. (a)                               30,608
       914   Digimarc Corporation (a) (b)                                10,656
       400   Ebix, Inc. (a)                                              37,584
     2,700   Epicor Software Corporation (a)                             21,303
     2,023   NetScout Systems, Inc. (a)                                  21,525
     4,500   Novell, Inc. (a)                                            23,130
     1,600   Parametric Technology Corporation (a)                       29,440
     2,700   PROS Holdings, Inc. (a)                                     25,353
       500   Quality Systems, Inc.                                       21,130
     7,600   SumTotal Systems, Inc. (a)                                  31,084
                                                                   ------------
                                                                        302,125
                                                                   ------------
             SPECIALTY RETAIL - 3.2%
     2,400   A.C. Moore Arts & Crafts, Inc. (a)                          15,048
       900   Citi Trends, Inc. (a)                                       14,661
     4,488   Franklin Covey Company (a)                                  32,493
     2,200   New York & Company, Inc. (a)                                20,988
     3,600   Office Depot, Inc. (a)                                      20,952
       600   Tractor Supply Company (a)                                  25,230
                                                                   ------------
                                                                        129,372
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.6%
     2,800   Fuqi International, Inc. (a)                                22,820
                                                                   ------------

             THRIFTS & MORTGAGE FINANCE - 1.5%
     2,700   Bank Mutual Corporation                                     30,645
       184   First Defiance Financial Corporation                         2,026
     3,500   MGIC Investments Corporation                                24,605
       100   Parkvale Financial Corporation                               1,575
        12   WSFS Financial Corporation                                     720
                                                                   ------------
                                                                         59,571
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 103.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             TRADING COMPANIES & DISTRIBUTORS - 1.6%
       700   DXP Enterprises, Inc. (a)                             $     37,317
       400   Textainer Group Holdings Ltd.                                6,076
       700   WESCO International, Inc. (a)                               22,526
                                                                   ------------
                                                                         65,919
                                                                   ------------
             TRANSPORTATION INFRASTRUCTURE - 0.5%
     1,700   CAI International, Inc. (a)                                 18,802
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.4%
       900   Syniverse Holdings, Inc. (a)                                14,949
                                                                   ------------

             TOTAL COMMON STOCKS - 103.5% (Cost $4,847,921)        $  4,198,038

             LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5%)            (141,316)
                                                                   ------------

             TOTAL NET ASSETS - 100.0%                             $  4,056,722
                                                                   ============

(a)   Non-income producing security.

(b) Fair value priced (Note 1). Fair valued securities totaled $10,656 at September 30, 2008, representing 0.3% of net assets.

See accompanying notes to schedules of investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, each of the Funds has adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of September 30, 2008:

                                                 TFS Market    TFS Small Cap
Valuation Inputs                                Neutral Fund       Fund
---------------------------------------------   ------------   ------------

Level 1 - Quoted Prices                         $159,901,300   $  4,187,382
Level 2 - Other Significant Observable Inputs        291,469         10,656
                                                ------------   ------------
Total                                           $160,192,769   $  4,198,038
                                                ============   ============

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

                                            TFS Market      TFS Small Cap
                                           Neutral Fund         Fund
                                           -------------    -------------

      Tax cost of portfolio investments
      and securities sold short            $ 195,509,424    $   4,862,922
                                           =============    =============

      Gross unrealized appreciation        $  25,559,449    $     151,264
      Gross unrealized depreciation          (60,876,104)        (816,148)
                                           -------------    -------------

      Net unrealized depreciation          $ (35,316,655)   $    (664,884)
                                           =============    =============

The difference between the federal income tax cost of portfolio investments and securities sold short and the schedule of investment cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          November 26, 2008
        ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          November 26, 2008
        ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          November 26, 2008
        ------------------------------

* Print the name and title of each signing officer under his or her signature.